As filed with the Securities and Exchange Commission on December 1, 2021

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-08846

Tributary Funds, Inc.

Tributary Capital Management, LLC
1620 Dodge Street
Omaha, Nebraska 68197

Karen Shaw
Apex Fund Services
Three Canal Plaza, Suite 600
Portland, ME 04101

Registrant’s telephone number, including area code: (800) 662-4203

Date of fiscal year end: March 31

Date of reporting period: April 1, 2021 – September 30, 2021

ITEM 1. REPORT TO STOCKHOLDERS.

Tributary Funds
®
Semi-Annual Report
September 30, 2021
Tributary Short-Intermediate Bond Fund
Institutional Class: FOSIX
Institutional Plus Class: FOSPX
Tributary Income Fund
Institutional Class: FOINX
Institutional Plus Class: FOIPX
Tributary Nebraska Tax-Free Fund
Institutional Plus Class: FONPX
Tributary Balanced Fund
Institutional Class: FOBAX
Institutional Plus Class: FOBPX
Tributary Growth Opportunities Fund
Institutional Class: FOGRX
Institutional Plus Class: FOGPX
Tributary Small/Mid Cap Fund
Institutional Class: FSMCX
Institutional Plus Class: FSMBX
Tributary Small Company Fund
Institutional Class: FOSCX
Institutional Plus Class: FOSBX
Investors should carefully consider the investment objectives, risks, charges and expenses of the Tributary Funds.
Mutual funds involve risk including loss of principal. This and other important information about the Tributary Funds is contained in the prospectus, which can be obtained by calling 1-800-662-4203 or by visiting www.tributaryfunds.com. The prospectus should be read carefully before investing. The Tributary Funds are distributed by Northern Lights Distributors,
LLC member FINRA. Northern Lights Distributors, LLC and the Tributary Funds’ investment adviser are not afﬁliated.
Notice to Investors
Shares of Tributary Funds:
Are Not FDIC Insured May Lose Value Have No Bank Guarantee

Semi-Annual Report 2021
Table of Contents
Portfolio Composition 1
Schedules of Portfolio Investments 2
Statements of Assets and Liabilities 27
Statements of Operations 29
Statements of Changes in Net Assets 31
Financial Highlights 35
Notes to Financial Statements 37
Additional Fund Information 45
Investment Advisory Agreement Approval 47

PORTFOLIO COMPOSITION*
September 30, 2021 (Unaudited)
Semi-Annual Report 2021

* Portfolio composition is as of September 30, 2021 and is subject to change.
Short-Intermediate Bond Fund
Percentage of
Total Investments
Corporate Bonds 29.1%
Asset Backed Securities 21.4%
U.S. Treasury Securities 15.8%
Non-Agency Commercial Mortgage Backed Securities 15.5%
Non-Agency Residential Mortgage Backed Securities 11.3%
U.S. Government Mortgage Backed Securities 3.6%
Municipals 1.6%
Short-Term Investments 1.5%
Preferred Stocks 0.2%
100.0%
Income Fund
Percentage of
Total Investments
Corporate Bonds 33.9%
U.S. Government Mortgage Backed Securities 22.7%
Non-Agency Residential Mortgage Backed Securities 11.4%
Asset Backed Securities 10.6%
U.S. Treasury Securities 9.6%
Non-Agency Commercial Mortgage Backed Securities 8.6%
Municipals 1.9%
Short-Term Investments 1.3%
100.0%
Nebraska Tax-Free Fund
Percentage of
Total Investments
Municipals 97.8%
Short-Term Investments 1.3%
U.S. Government Mortgage Backed Securities 0.9%
100.0%
Balanced Fund
Percentage of
Total Investments
Information Technology 19.5%
Financials 11.5%
Government Securities 10.7%
Consumer Discretionary 9.3%
Industrials 8.7%
Health Care 8.2%
Communication Services 7.6%
Short-Term Investments 5.3%
Consumer Staples 3.6%
Asset Backed Securities 3.3%
Non-Agency Commercial Mortgage Backed Securities 3.1%
Materials 2.1%
Real Estate 2.1%
Energy 1.6%
Utilities 1.3%
Non-Agency Residential Mortgage Backed Securities 1.1%
U.S. Government Mortgage Backed Securities 1.0%
100.0%
Growth Opportunities Fund
Percentage of
Total Investments
Information Technology 35.3%
Health Care 17.0%
Consumer Discretionary 15.2%
Industrials 14.7%
Financials 6.6%
Communication Services 2.6%
Materials 2.3%
Energy 1.6%
Consumer Staples 1.2%
Real Estate 1.1%
Short-Term Investments 2.4%
100.0%
Small/Mid Cap Fund
Percentage of
Total Investments
Information Technology 17.9%
Industrials 17.8%
Financials 14.8%
Health Care 14.7%
Consumer Discretionary 11.5%
Real Estate 7.5%
Consumer Staples 4.0%
Materials 3.5%
Communication Services 2.9%
Utilities 2.5%
Energy 2.1%
Short-Term Investments 0.8%
100.0%
Small Company Fund
Percentage of
Total Investments
Industrials 17.4%
Financials 15.9%
Information Technology 15.7%
Health Care 14.7%
Consumer Discretionary 12.4%
Real Estate 6.6%
Materials 3.9%
Consumer Staples 3.6%
Utilities 3.6%
Communication Services 2.5%
Energy 2.2%
Short-Term Investments 1.5%
100.0%

SCHEDULES OF PORTFOLIO INVESTMENTS
September 30, 2021 (Unaudited)
SHORT-INTERMEDIATE BOND FUND
Semi-Annual Report 2021
See accompanying Notes to Financial Statements.

Principal
Amount
Security
Description Value
Non-U.S. Government Agency Asset Backed Securities - 48.3%
Asset Backed Securities - 21.4%
$ 1,730,065 Affirm Asset Securitization Trust,
1.07%, 08/15/25 (a) $ 1,733,853
2,020,000 AMSR Trust, 1.63%, 07/17/37 (a) 2,035,904
1,735,000 Amur Equipment Finance Receivables
IX, LLC, 0.75%, 11/20/26 (a) 1,735,311
1,000,000 ARM Master Trust LLC, 1.42%,
01/15/24 (a) 1,000,149
196,948 Brazos Higher Education Authority,
Inc. (USD 3 Month LIBOR + 0.85%),
0.98%, 07/25/29 (b) 197,340
1,100,000 Carvana Auto Receivables Trust, 0.49%,
03/10/26 1,098,980
1,588,710 Cascade Funding Mortgage Trust,
4.00%, 10/25/68 (a)(c) 1,648,361
1,118,302 CCG Receivables Trust REMIC, 0.54%,
12/14/27 (a) 1,120,969
1,831,160 CF Hippolyta Issuer, LLC, 1.69%,
07/15/60 (a) 1,855,972
79,964 Cloud Pass-Through Trust, 3.55%,
12/05/22 (a)(c) 80,246
1,596,828 Colony American Finance, Ltd., 1.83%,
03/15/50 (a) 1,621,913
618,047 Colony American Finance, Ltd., 1.17%,
12/15/52 (a) 612,237
747,697 Commonbond Student Loan Trust,
2.55%, 05/25/41 (a) 761,205
601,517 Commonbond Student Loan Trust,
3.87%, 02/25/46 (a) 620,618
780,000 Dell Equipment Finance Trust, 0.57%,
10/23/23 (a) 782,059
828,881 DLL Securitization Trust, 2.08%,
02/21/23 (a) 832,744
1,036,854 ELFI Graduate Loan Program, LLC,
1.73%, 08/25/45 (a) 1,042,032
1,408,369 FirstKey Homes Trust, 1.34%,
08/17/37 (a) 1,409,195
801,159 Freed ABS Trust, 5.50%, 06/18/27 (a) 816,510
210,019 Goal Capital Funding Trust (USD 3
Month LIBOR + 0.70%), 0.83%,
08/25/48 (a)(b) 210,351
1,650,000 Iowa Student Loan Liquidity Corp.
(USD 1 Month LIBOR + 0.67%),
0.75%, 08/25/70 (b) 1,659,577
862,895 MMAF Equipment Finance, LLC,
2.84%, 11/13/23 (a) 869,190
1,640,500 Navient Private Education Refi Loan
Trust 2021-E, 0.97%, 12/16/69 (a) 1,634,589
Principal
Amount
Security
Description Value
$ 1,292,000 Navient Student Loan Trust (USD 1
Month LIBOR + 1.60%), 1.68%,
10/15/31 (a)(b) $ 1,315,614
1,600,000 NMEF Funding, LLC, 0.81%,
12/15/27 (a) 1,600,127
1,510,000 North Texas Higher Education
Authority, Inc. (USD 1 Month LIBOR
+ 0.57%), 0.68%, 09/25/61 (b) 1,510,000
1,228,222 Oak Street Investment Grade Net Lease
Fund, 1.48%, 01/20/51 (a) 1,225,890
1,607,114 Pawnee Equipment Receivables, 2.29%,
10/15/24 (a) 1,620,905
359,409 Preferred Term Securities XII, Ltd./
Preferred Term Securities XII, Inc.
(USD 3 Month LIBOR + 0.70%),
0.82%, 12/24/33 (a)(b) 357,619
89,832 Preferred Term Securities XII, Ltd./
Preferred Term Securities XII, Inc.
(USD 3 Month LIBOR + 0.53%),
0.65%, 12/24/33 (a)(b) 88,912
298,425 Progress Residential 2019-SFR3 Trust,
2.27%, 09/17/36 (a) 301,982
875,000 Progress Residential Trust, 2.69%,
10/17/36 (a) 891,147
1,755,000 Progress Residential Trust, 1.05%,
04/17/38 (a) 1,723,312
1,174,425 SLM Student Loan Trust (USD 3
Month LIBOR + 1.00%), 1.13%,
10/25/21 (b) 1,177,739
1,027,593 SLM Student Loan Trust (USD 3
Month LIBOR + 1.65%), 1.78%,
07/25/22 (b) 1,036,690
595,426 SLM Student Loan Trust (USD 3
Month LIBOR + 1.70%), 1.83%,
07/25/23 (b) 601,374
739,441 SLM Student Loan Trust (USD 3
Month LIBOR + 1.50%), 1.63%,
04/25/23 (b) 745,081
1,091,893 SMB Private Education Loan Trust,
2.70%, 05/15/31 (a) 1,116,896
184,098 SoFi Consumer Loan Program Trust,
2.02%, 01/25/29 (a) 185,247
958,771 Sofi Professional Loan Program 2019-B,
LLC, 3.09%, 08/17/48 (a) 986,223
1,160,000 SoFi Professional Loan Program 2021-B
Trust, 1.14%, 02/15/47 (a) 1,158,724
992,750 Sofi Professional Loan Program Trust,
1.03%, 08/17/43 (a) 991,414
932,542 Sofi Professional Loan Program Trust,
3.59%, 01/25/48 (a) 961,927

SCHEDULES OF PORTFOLIO INVESTMENTS
September 30, 2021 (Unaudited)
SHORT-INTERMEDIATE BOND FUND
Semi-Annual Report 2021
See accompanying Notes to Financial Statements.

Principal
Amount
Security
Description Value
$ 836,978 Sofi Professional Loan Program, LLC
(USD 1 Month LIBOR + 1.20%),
1.29%, 06/25/33 (a)(b) $ 841,091
1,115,421 Stack Infrastructure Issuer, LLC, 4.54%,
02/25/44 (a) 1,173,016
104,614 Toyota Auto Receivables Owner Trust,
1.67%, 11/15/22 104,681
2,390,000 UNIFY Auto Receivables Trust, 0.98%,
07/15/26 (a) 2,396,214
1,420,000 Vantage Data Centers, LLC, 1.65%,
09/15/45 (a) 1,415,685
50,906,815
Non-Agency Commercial Mortgage Backed Securities - 15.5%
1,630,000 BANK 2019-BNK16, 3.93%, 02/15/52 1,717,087
1,840,000 Barclays Commercial Mortgage Trust,
3.04%, 11/15/52 1,922,107
1,615,000 BPR Trust (USD 1 Month LIBOR +
1.25%), 1.33%, 02/15/29 (a)(b) 1,614,999
1,253,793 BX Commercial Mortgage Trust (USD
1 Month LIBOR + 1.00%), 1.08%,
11/15/32 (a)(b) 1,256,142
1,475,000 BX Commercial Mortgage Trust 2021-
VOLT (USD 1 Month LIBOR +
0.95%), 1.05%, 09/15/36 (a)(b) 1,475,713
510,000 BX Trust (USD 1 Month LIBOR +
0.70%), 0.78%, 01/15/34 (a)(b) 510,320
2,000,000 BXHPP Trust 2021-FILM (USD 1
Month LIBOR + 0.65%), 0.73%,
08/15/36 (a)(b) 2,001,255
900,000 Cantor Commercial Real Estate
Lending, 3.62%, 04/15/24 952,675
1,166,000 CFCRE Commercial Mortgage Trust,
3.37%, 06/15/50 1,244,182
934,897 Citigroup Commercial Mortgage Trust,
3.85%, 11/10/46 988,801
1,542,823 Citigroup Commercial Mortgage
Trust Interest Only REMIC, 1.89%,
09/10/45 (a)(c) 14,190
935,991 COMM Mortgage Trust Interest Only
REMIC, 1.14%, 03/10/46 (c) 6,227
347,353 COMM Mortgage Trust REMIC,
3.39%, 08/10/47 358,362
1,265,000 Cosmopolitan Hotel Mortgage Trust
REMIC (USD 1 Month LIBOR +
0.93%), 1.01%, 11/15/36 (a)(b) 1,266,140
1,600,000 GCT Commercial Mortgage Trust (USD
1 Month LIBOR + 0.80%), 0.88%,
02/15/38 (a)(b) 1,601,612
775,475 Goldman Sachs Mortgage Securities
Trust Interest Only REMIC, 0.09%,
08/10/44 (a)(c) 8
Principal
Amount
Security
Description Value
$ 1,800,000 GS Mortgage Securities Corportation
Trust 2021-IP (USD 1 Month LIBOR
+ 0.95%), 0.00%, 10/15/36 (a)(b) $ 1,800,000
662,375 Harvest Commercial Capital Loan Trust,
3.29%, 09/25/46 (a)(c) 665,040
599,308 JPMBB Commercial Mortgage
Securities Trust, 3.32%, 03/15/49 631,960
400,941 JPMDB Commercial Mortgage
Securities Trust, 2.04%, 11/13/52 408,001
1,131,918 Key Commercial Mortgage Securities
Trust, 2.66%, 06/15/52 (a) 1,167,944
1,710,707 Key Commercial Mortgage Securities
Trust, 1.25%, 09/16/52 (a) 1,709,278
2,200,000 KKR Industrial Portfolio Trust (USD
1 Month LIBOR + 0.55%), 0.63%,
12/15/37 (a)(b) 2,202,055
1,785,000 KNDR 2021-KIND A (USD 1
Month LIBOR + 0.95%), 1.03%,
08/15/38 (a)(b) 1,785,560
1,000,000 MHC Commercial Mortgage Trust
(USD 1 Month LIBOR + 0.80%),
0.88%, 04/15/38 (a)(b) 1,000,903
1,175,454 Morgan Stanley Bank of America
Merrill Lynch Trust, 3.25%, 12/15/47 1,230,492
1,140,942 Morgan Stanley Bank of America
Merrill Lynch Trust Interest Only
REMIC, 1.04%, 12/15/48 (c) 10,517
757,171 Morgan Stanley Bank of America
Merrill Lynch Trust REMIC, 3.48%,
06/15/47 783,296
1,730,000 STWD Trust 2021-FLWR (USD 1
Month LIBOR + 0.58%), 0.66%,
07/15/36 (a)(b) 1,726,711
981,647 Sutherland Commercial Mortgage Trust,
2.86%, 12/25/35 (a)(c) 984,102
956,058 Sutherland Commercial Mortgage Trust,
1.55%, 12/25/41 (a)(c) 955,485
1,450,000 VASA Trust (USD 1 Month LIBOR +
0.90%), 0.98%, 07/15/39 (a)(b) 1,450,413
1,394,309 Velocity Commercial Capital Loan
Trust, 1.40%, 05/25/51 (a)(c) 1,385,271
166,172 Wells Fargo Commercial Mortgage
Trust REMIC, 2.53%, 10/15/45 167,002
36,993,850
Non-Agency Residential Mortgage Backed Securities - 11.4%
212,753 Bayview Commercial Asset Trust
REMIC (USD 1 Month LIBOR +
0.87%), 0.96%, 12/25/33 (a)(b) 211,679
817,227 Bayview Financial Acquisition Trust
REMIC (USD 1 Month LIBOR +
2.33%), 2.41%, 05/28/44 (b) 817,951

SCHEDULES OF PORTFOLIO INVESTMENTS
September 30, 2021 (Unaudited)
SHORT-INTERMEDIATE BOND FUND
Semi-Annual Report 2021
See accompanying Notes to Financial Statements.

Principal
Amount
Security
Description Value
$ 657,699 BRAVO Residential Funding Trust,
0.80%, 11/25/69 (a)(b) $ 657,699
1,343,475 BRAVO Residential Funding Trust,
0.80%, 01/25/70 (a)(b) 1,343,475
626,096 BRAVO Residential Funding Trust,
2.50%, 05/26/59 (a)(c) 639,879
506,032 Brean Asset Backed Securities Trust,
1.40%, 10/25/63 (a)(c) 484,639
1,811,130 Cascade Funding Mortgage Trust,
2.80%, 06/25/69 (a)(c) 1,837,046
846,795 Cascade Funding Mortgage Trust, LLC,
0.95%, 12/26/30 (a)(c) 848,325
1,815,310 Cascade Funding Mortgage Trust, LLC,
0.80%, 02/25/31 (a)(c) 1,815,889
2 Citicorp Residential Mortgage Trust
REMIC, 4.92%, 07/25/36 (d) 2
919,588 Citigroup Mortgage Loan Trust, 4.25%,
01/25/53 (a) 954,751
623,312 Citigroup Mortgage Loan Trust, 3.50%,
01/25/66 (a)(c) 648,547
61,691 Citigroup Mortgage Loan Trust REMIC,
4.00%, 01/25/35 (a)(c) 63,570
1,184 Credit Suisse First Boston Mortgage
Securities Corp. REMIC, 5.00%,
12/31/21 1,091
353,377 Credit Suisse Mortgage Trust, 2.50%,
07/25/28 (a)(c) 356,184
159,521 Credit-Based Asset Servicing &
Securitization, LLC REMIC (USD
1 Month LIBOR + 1.13%), 1.21%,
02/25/33 (b) 159,282
61,762 Credit-Based Asset Servicing &
Securitization, LLC REMIC, 4.83%,
12/25/37 (a)(d) 62,182
258,977 CSMLT Trust, 3.00%, 10/25/30 (a)(c) 263,284
1,263,381 Finance of America HECM Buyout,
0.88%, 02/25/31 (a)(c) 1,263,368
576,884 Finance of America Structured Securities
Trust, 1.50%, 04/25/51 576,130
606,859 Freddie Mac Whole Loan Securities,
3.65%, 09/25/45 (c) 612,980
413,793 Goldman Sachs Mortgage-Backed
Securities Corp. Trust, 3.00%,
10/25/50 (a)(c) 416,228
652,878 Goldman Sachs Mortgage-Backed
Securities Corp. Trust, 2.63%,
01/25/59 (a)(c) 660,495
1,050,000 Mello Warehouse Securitization Trust
(USD 1 Month LIBOR + 0.80%),
0.89%, 11/25/53 (a)(b) 1,052,536
Principal
Amount
Security
Description Value
$ 1,420,000 Mello Warehouse Securitization Trust
(USD 1 Month LIBOR + 0.70%),
0.78%, 02/25/55 (a)(b) $ 1,423,251
935,880 MFRA Trust, 0.85%, 01/25/56 (a)(c) 933,900
729,797 Mill City Mortgage Loan Trust, 2.75%,
07/25/59 (a)(c) 738,823
425,117 New Residential Mortgage Loan Trust,
4.50%, 05/25/58 (a)(c) 459,155
37,111 New Residential Mortgage Loan Trust
REMIC, 3.75%, 11/25/54 (a)(c) 39,350
64,919 New Residential Mortgage Loan Trust
REMIC, 3.75%, 05/28/52 (a)(c) 68,312
107,840 New Residential Mortgage Loan Trust
REMIC, 3.75%, 08/25/55 (a)(c) 113,762
6,364 NovaStar Home Equity Loan Trust
REMIC (USD 1 Month LIBOR +
1.73%), 1.81%, 03/25/35 (b) 6,372
988,984 Oceanview Mortgage Loan Trust,
1.73%, 05/28/50 (a)(c) 993,598
7,548 Park Place Securities, Inc. Asset-Backed
Pass-Through Certificates REMIC
(USD 1 Month LIBOR + 0.98%),
1.06%, 10/25/34 (b) 7,844
11,679 Residential Accredit Loans, Inc. Trust
REMIC (USD 1 Month LIBOR +
14.76%), 14.60%, 03/25/22 (b) 10,219
533 Residential Asset Securities Corp. Trust
REMIC, 3.87%, 05/25/33 (c) 573
5,085 Residential Asset Securitization Trust
REMIC, 3.75%, 10/25/21 4,948
162,193 Sequoia Mortgage Trust REMIC,
3.50%, 11/25/46 (a)(c) 162,470
1,660,000 Station Place Securitization Trust (USD
1 Month LIBOR + 0.65%), 0.74%,
01/26/54 (a)(b) 1,660,426
1,580,120 Towd Point Mortgage Trust, 2.75%,
06/25/57 (a)(c) 1,614,592
1,284,088 Towd Point Mortgage Trust, 3.25%,
07/25/58 (a)(c) 1,322,939
233,747 Towd Point Mortgage Trust, 3.25%,
07/25/58 (a)(c) 237,595
499,274 Towd Point Mortgage Trust, 3.00%,
11/25/58 (a)(c) 506,297
11,445 Towd Point Mortgage Trust REMIC,
3.50%, 02/25/55 (a)(c) 11,439
832,734 Towd Point Mortgage Trust REMIC,
2.75%, 10/25/56 (a)(c) 843,977
137,980 Towd Point Mortgage Trust REMIC,
2.75%, 04/25/57 (a)(c) 139,646
27,046,700
Total Non-U.S. Government Agency Asset Backed
Securities (Cost $114,597,904) 114,947,365

SCHEDULES OF PORTFOLIO INVESTMENTS
September 30, 2021 (Unaudited)
SHORT-INTERMEDIATE BOND FUND
Semi-Annual Report 2021
See accompanying Notes to Financial Statements.

Principal
Amount
Security
Description Value
Corporate Bonds - 29.2%
Communication Services - 1.3%
$ 2,364,000 AT&T, Inc., 1.70%, 03/25/26 $ 2,393,266
738,000 Verizon Communications, Inc., 1.68%,
10/30/30 701,789
3,095,055
Consumer Discretionary - 5.0%
1,320,000 AMC Networks, Inc., 4.25%, 02/15/29 1,313,400
283,000 Dollar General Corp., 3.25%, 04/15/23 293,425
1,660,000 Dollar General Corp., 3.88%, 04/15/27 1,851,694
680,000 Hanesbrands, Inc., 4.63%, 05/15/24 (a) 716,910
2,275,000 Lennar Corp., 4.50%, 04/30/24 2,459,798
1,261,000 Levi Strauss & Co., 3.50%, 03/01/31 (a) 1,273,610
1,706,000 McDonald's Corp., MTN, 3.70%,
01/30/26 1,875,589
565,000 Starbucks Corp., 3.10%, 03/01/23 585,326
1,439,000 Whirlpool Corp., MTN, 3.70%,
03/01/23 1,503,081
11,872,833
Consumer Staples - 1.4%
361,000 Church & Dwight Co., Inc., 2.88%,
10/01/22 369,941
395,000 Land O'Lakes Capital Trust I, 7.45%,
03/15/28 (a) 455,238
2,205,000 Reckitt Benckiser Treasury Services
PLC, 2.75%, 06/26/24 (a) 2,314,788
3,139,967
Energy - 0.4%
945,000 Valero Energy Corp., 1.20%, 03/15/24 955,565
Financials - 8.8%
670,000 AerCap Ireland Capital DAC/AerCap
Global Aviation Trust, 3.50%,
01/15/25 704,981
1,965,000 Bank of America Corp., 2.88%,
04/24/23 (c) 1,991,909
775,000 Bank of America Corp., MTN, 3.46%,
03/15/25 (c) 824,532
2,011,000 Citigroup, Inc., 2.88%, 07/24/23 (c) 2,050,448
2,005,000 Intercontinental Exchange, Inc., 3.75%,
12/01/25 2,199,261
2,195,000 JPMorgan Chase & Co., 1.05%,
11/19/26 (c) 2,161,708
1,035,000 JPMorgan Chase & Co., 3.25%,
09/23/22 1,065,297
985,000 Morgan Stanley, MTN, 2.63%,
11/17/21 987,823
960,000 Morgan Stanley, GMTN, 3.75%,
02/25/23 1,003,791
1,490,000 Principal Life Global Funding II,
1.25%, 06/23/25 (a) 1,492,484
Principal
Amount
Security
Description Value
$ 1,284,000 The Charles Schwab Corp. (callable at
100 beginning 06/01/25), 5.38%,
06/01/65 (c)(e) $ 1,426,845
2,810,000 The Goldman Sachs Group, Inc.,
0.67%, 03/08/24 (c) 2,813,344
2,100,000 Wells Fargo & Co., 3.75%, 01/24/24 2,245,060
20,967,483
Industrials - 6.2%
2,085,000 BMW US Capital, LLC, 2.80%,
04/11/26 (a) 2,218,641
2,265,000 Harman International Industries, Inc.,
4.15%, 05/15/25 2,475,639
2,305,000 Huntington Ingalls Industries, Inc.,
3.84%, 05/01/25 2,496,470
1,907,000 Roper Technologies, Inc., 2.80%,
12/15/21 1,912,634
1,200,000 Roper Technologies, Inc., 1.00%,
09/15/25 1,193,589
1,850,000 TTX Co., 3.60%, 01/15/25 (a) 1,995,888
2,453,000 Volkswagen Group of America Finance,
LLC, 3.35%, 05/13/25 (a) 2,622,526
14,915,387
Information Technology - 5.1%
928,000 eBay, Inc., 2.75%, 01/30/23 954,846
250,000 eBay, Inc., 3.45%, 08/01/24 267,049
2,325,000 NXP BV/NXP Funding, LLC/NXP
USA, Inc., 2.70%, 05/01/25 (a) 2,428,326
995,000 Oracle Corp., 3.40%, 07/08/24 1,062,392
2,549,000 Telefonaktiebolaget LM Ericsson,
4.13%, 05/15/22 2,601,102
2,410,000 TSMC Global, Ltd., 0.75%,
09/28/25 (a) 2,350,901
2,310,000 Xilinx, Inc., 2.95%, 06/01/24 2,435,118
12,099,734
Materials - 1.0%
2,167,000 Albemarle Corp., 4.15%, 12/01/24 2,365,156
Total Corporate Bonds (Cost $68,515,041) 69,411,180
Government & Agency Obligations - 20.9%
GOVERNMENT SECURITIES - 17.4%
Municipals - 1.6%
500,000 City of Bellevue NE, Nebraska GO,
2.95%, 12/15/21 500,961
550,000 County of El Paso CO, Colorado RB,
1.20%, 06/01/25 551,879
250,000 Douglas County School District No. 17/
NE, Nebraska GO, 1.23%, 06/15/25 251,944
240,000 Grand Island Public Schools, Nebraska
GO, 0.95%, 12/15/25 236,313
370,000 Little Co. of Mary Hospital of Indiana,
Inc., Indiana, 1.58%, 11/01/24 376,488

SCHEDULES OF PORTFOLIO INVESTMENTS
September 30, 2021 (Unaudited)
SHORT-INTERMEDIATE BOND FUND
Semi-Annual Report 2021
See accompanying Notes to Financial Statements.

Principal
Amount
Security
Description Value
$ 1,425,000 Nebraska Cooperative Republican Platte
Enhancement Project, Nebraska RB,
1.62%, 12/15/26 $ 1,412,157
235,000 Nebraska Cooperative Republican Platte
Enhancement Project, Nebraska RB,
1.80%, 12/15/27 234,345
170,000 Scotts Bluff County School District No.
32, Nebraska GO, 0.76%, 12/01/24 168,978
170,000 Scotts Bluff County School District No.
32, Nebraska GO, 1.10%, 12/01/26 166,268
3,899,333
Treasury Inflation Index Securities - 0.6%
1,412,721 U.S. Treasury Inflation Indexed Bonds,
0.13%, 04/15/22 (f) 1,434,182
U.S. Treasury Securities - 15.2%
13,745,000 U.S. Treasury Note, 1.63%, 11/15/22 13,976,947
12,830,000 U.S. Treasury Note, 2.75%, 11/15/23 13,490,544
8,230,000 U.S. Treasury Note, 2.13%, 05/15/25 8,649,216
36,116,707
U.S. GOVERNMENT MORTGAGE BACKED SECURITIES - 3.5%
Federal Home Loan Mortgage Corp. - 1.9%
406,035 Federal Home Loan Mortgage Corp.,
3.50%, 10/25/46 416,373
604,383 Federal Home Loan Mortgage Corp.,
3.75%, 12/15/54 (d) 624,210
1,495,000 Federal Home Loan Mortgage Corp.,
2.11%, 12/15/25 1,533,047
434,357 Federal Home Loan Mortgage Corp.
Interest Only REMIC, 4.00%,
09/15/45 73,352
186,410 Federal Home Loan Mortgage Corp.
Interest Only REMIC, 4.00%,
11/15/43 13,963
141,795 Federal Home Loan Mortgage Corp.
Interest Only REMIC, 4.00%,
08/15/45 18,998
51,426 Federal Home Loan Mortgage Corp.
REMIC, 2.25%, 03/15/30 51,783
160,258 Federal Home Loan Mortgage Corp.
REMIC, 3.00%, 09/15/37 162,052
446,733 Federal Home Loan Mortgage Corp.
REMIC, 3.50%, 06/15/50 459,800
1,060,506 Seasoned Credit Risk Transfer Trust,
3.00%, 11/25/57 (c) 1,104,058
4,457,636
Federal National Mortgage Association - 0.4%
169,677 Federal National Mortgage Association
#AJ4087, 3.00%, 10/01/26 178,577
477,747 Federal National Mortgage Association
Interest Only, 0.81%, 02/25/22 (c) 327
628,251 Federal National Mortgage Association
Interest Only, 0.29%, 01/25/22 (c) 417
Principal
Amount
Security
Description Value
$ 1,427,504 Federal National Mortgage Association
Interest Only, 0.61%, 07/25/22 (c) $ 1,324
350,592 Federal National Mortgage Association
Interest Only, 2.70%, 01/25/39 (c) 14,978
473,810 Federal National Mortgage Association
REMIC, 4.00%, 08/25/42 482,957
10,188 Federal National Mortgage Association
REMIC, 4.00%, 02/25/26 10,304
139,222 Federal National Mortgage Association
REMIC, 3.50%, 05/25/41 144,889
164,721 Federal National Mortgage Association
REMIC, 2.50%, 09/25/39 168,744
1,002,517
Government National Mortgage Association - 1.2%
1,369,040 Government National Mortgage
Association #511039, 6.30%,
12/15/40 1,370,683
119,391 Government National Mortgage
Association #559205, 7.25%,
09/15/31 119,534
159,297 Government National Mortgage
Association #559220, 7.00%,
01/15/33 159,488
109,721 Government National Mortgage
Association #610022, 5.60%,
08/15/34 109,853
340,032 Government National Mortgage
Association #632798, 5.13%,
11/15/34 340,440
579,887 Government National Mortgage
Association REMIC, 5.50%, 07/16/34 644,943
243,616 Government National Mortgage
Association REMIC, 3.25%,
11/16/52 (c) 249,621
2,994,562
Total Government & Agency Obligations (Cost
$49,275,536) 49,904,937
Shares
Security
Description Value
Preferred Stocks - 0.2%
Financials - 0.2%
550 U.S. Bancorp, Series A (callable at 1,000
beginning 11/01/21), 8.94% (c)(e) 529,375
Total Preferred Stocks (Cost $564,328) 529,375

SCHEDULES OF PORTFOLIO INVESTMENTS
September 30, 2021 (Unaudited)
SHORT-INTERMEDIATE BOND FUND
Semi-Annual Report 2021
See accompanying Notes to Financial Statements.

Shares
Security
Description Value
Short-Term Investments - 1.5%
Investment Company - 1.5%
3,459,629 BlackRock Liquidity Funds T-Fund
Portfolio, Institutional Shares,
0.01% (g) $ 3,459,629
Total Short-Term Investments (Cost $3,459,629) 3,459,629
Investments, at value - 100.1% (Cost $236,412,438) 238,252,486
Other liabilities in excess of assets - (0.1)% (277,023)
NET ASSETS - 100.0% $ 237,975,463
(a) 144a Security, which is exempt from registration under the Securities Act of 1933. The Sub-Adviser has deemed this security to be liquid based on procedures approved by Tributary Funds’ Board of Directors. As of
September 30, 2021, the aggregate value of these liquid securities were
$112,067,114 or 47.1% of net assets.
(b) Floating rate security. Rate presented is as of September 30, 2021.
(c) Variable or adjustable rate security, the interest rate of which adjusts periodically based on changes in current interest rates. Rate represented is as of September 30, 2021.
(d) Debt obligation initially issued at one coupon rate which converts to higher coupon rate at a specified date. Rate presented is as of September
30, 2021.
(e) Perpetual maturity security.
(f) U.S. Treasury inflation indexed security, par amount is adjusted for inflation.
(g) Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2021.
ABS Asset Backed Security
GMTN Global Medium Term Note
GO General Obligation
LIBOR London Interbank Offered Rate
LLC Limited Liability Company
MTN Medium Term Note
PLC Public Limited Company
RB Revenue Bond
REMIC Real Estate Mortgage Investment Conduit

SCHEDULES OF PORTFOLIO INVESTMENTS
September 30, 2021 (Unaudited)
INCOME FUND
Semi-Annual Report 2021
See accompanying Notes to Financial Statements.

Principal
Amount
Security
Description Value
Non-U.S. Government Agency Asset Backed Securities - 30.6%
Asset Backed Securities - 10.6%
$ 960,000 Aligned Data Centers Issuer, LLC,
1.94%, 08/15/46 (a) $ 964,763
400,000 AMSR Trust, 1.63%, 07/17/37 (a) 403,149
1,250,000 ARM Master Trust, 2.43%, 11/15/27 (a) 1,244,523
590,000 CARS-DB5 LP, 1.44%, 08/15/51 (a) 589,740
835,079 CF Hippolyta, LLC, 1.53%,
03/15/61 (a) 840,558
1,079,205 Colony American Finance, Ltd., 1.17%,
12/15/52 (a) 1,069,060
570,000 Commonbond Student Loan Trust
2021-B-GS, 1.17%, 09/25/51 (a) 569,886
1,307,198 CoreVest American Finance, Ltd.,
1.36%, 08/15/53 (a) 1,295,798
718,005 EDvestinU Private Education Loan Issue
No. 3, LLC, 1.80%, 11/25/45 (a) 715,357
498,018 Freed ABS Trust, 5.50%, 06/18/27 (a) 507,561
915,000 FRTKL 2021-SFR1, 1.57%,
09/17/38 (a) 910,580
700,000 Navient Student Loan Trust, 1.11%,
02/18/70 (a) 697,450
1,100,000 Navient Student Loan Trust (USD 1
Month LIBOR + 1.60%), 1.68%,
10/15/31 (a)(b) 1,120,105
924,207 Nelnet Student Loan Trust, 1.36%,
04/20/62 (a) 923,336
328,092 Preferred Term Securities XII, Ltd./
Preferred Term Securities XII, Inc.
(USD 3 Month LIBOR + 0.70%),
0.82%, 12/24/33 (a)(b) 326,459
814,000 Progress Residential Trust, 1.52%,
07/17/38 (a) 812,525
435,000 Sabey Data Center Issuer, LLC, 1.88%,
06/20/46 (a) 435,045
951,119 SLM Student Loan Trust (USD 3
Month LIBOR + 1.00%), 1.13%,
10/25/21 (b) 953,802
1,390,003 SLM Student Loan Trust (USD 3
Month LIBOR + 1.65%), 1.78%,
07/25/22 (b) 1,402,309
343,242 SLM Student Loan Trust (USD 3
Month LIBOR + 1.50%), 1.63%,
04/25/23 (b) 345,860
640,894 SMB Private Education Loan Trust,
2.70%, 05/15/31 (a) 655,569
276,855 Social Professional Loan Program,
2.34%, 04/25/33 (a) 281,399
125,654 Social Professional Loan Program,
2.49%, 01/25/36 (a) 126,563
Principal
Amount
Security
Description Value
$ 662,433 Stack Infrastructure Issuer, LLC, 4.54%,
02/25/44 (a) $ 696,638
595,000 Stack Infrastructure Issuer, LLC, 1.88%,
03/26/46 (a) 593,902
1,413,851 Tricon American Homes Trust, 1.48%,
11/17/39 (a) 1,389,369
1,632,000 Vantage Data Centers, LLC, 1.65%,
09/15/45 (a) 1,627,041
21,498,347
Non-Agency Commercial Mortgage Backed Securities - 8.6%
1,200,000 American Tower Trust #1, 3.07%,
03/15/23 (a) 1,201,196
1,150,000 BAMLL Commercial Mortgage
Securities Trust 2013-WBRK,
3.65%, 03/10/37 (a)(c) 1,217,990
905,000 BANK 2019-BNK16, 3.90%, 02/15/52 998,168
1,255,000 BX Commercial Mortgage Trust 2021-
VOLT (USD 1 Month LIBOR +
0.95%), 1.05%, 09/15/36 (a)(b) 1,255,607
960,000 CD Commercial Mortgage Trust,
4.21%, 08/15/51 1,070,165
2,341,983 Citigroup Commercial Mortgage
Trust Interest Only REMIC, 1.89%,
09/10/45 (a)(c) 21,541
935,991 COMM Mortgage Trust Interest Only
REMIC, 1.14%, 03/10/46 (c) 6,227
1,620,000 Cosmopolitan Hotel Mortgage Trust
REMIC (USD 1 Month LIBOR +
0.93%), 1.01%, 11/15/36 (a)(b) 1,621,460
975,000 Goldman Sachs Mortgage Securities
Trust, 2.32%, 05/12/53 1,012,731
1,174,594 Goldman Sachs Mortgage Securities
Trust Interest Only REMIC, 0.09%,
08/10/44 (a)(c) 12
1,575,000 Hudson Yards Mortgage Trust, 3.23%,
07/10/39 (a) 1,702,402
1,325,000 MHC Commercial Mortgage Trust
(USD 1 Month LIBOR + 0.85%),
0.93%, 05/15/23 (a)(b) 1,326,591
975,000 Morgan Stanley Capital I Trust, 3.30%,
06/15/50 1,035,896
1,036,183 Sutherland Commercial Mortgage Trust,
2.86%, 12/25/35 (a)(c) 1,038,774
737,530 Sutherland Commercial Mortgage Trust,
1.55%, 12/25/41 (a)(c) 737,089
830,000 UBS Commercial Mortgage Trust,
4.19%, 08/15/51 923,492
1,575,000 UBS Commercial Mortgage Trust,
2.99%, 12/15/52 1,688,637

SCHEDULES OF PORTFOLIO INVESTMENTS
September 30, 2021 (Unaudited)
INCOME FUND
Semi-Annual Report 2021
See accompanying Notes to Financial Statements.

Principal
Amount
Security
Description Value
$ 742,101 Wells Fargo Commercial Mortgage
Trust Interest Only REMIC, 1.89%,
10/15/45 (a)(c) $ 8,185
126,729 Wells Fargo Commercial Mortgage
Trust REMIC, 2.53%, 10/15/45 127,362
2,434,307 Wells Fargo-RBS Commercial Mortgage
Trust Interest Only REMIC, 2.02%,
11/15/45 (a)(c) 28,656
270,981 Wells Fargo-RBS Commercial Mortgage
Trust REMIC, 2.63%, 03/15/45 274,404
17,296,585
Non-Agency Residential Mortgage Backed Securities - 11.4%
251,819 Bayview Commercial Asset Trust
REMIC (USD 1 Month LIBOR +
0.87%), 0.96%, 12/25/33 (a)(b) 250,549
445,206 Bayview Financial Acquisition Trust
REMIC (USD 1 Month LIBOR +
2.33%), 2.41%, 05/28/44 (b) 445,600
881,856 BRAVO Residential Funding Trust,
0.80%, 11/25/69 (a)(b) 881,856
1,407,251 Brean Asset Backed Securities Trust,
1.40%, 10/25/63 (a)(c) 1,347,757
1,047,860 Cascade Funding Mortgage Trust, LLC,
0.95%, 12/26/30 (a)(c) 1,049,754
2 Citicorp Residential Mortgage Trust
REMIC, 4.92%, 07/25/36 (d) 2
636,944 Citigroup Mortgage Loan Trust, 4.25%,
01/25/53 (a) 661,300
672,597 Citigroup Mortgage Loan Trust, 3.50%,
01/25/66 (a)(c) 699,827
425,818 Citigroup Mortgage Loan Trust REMIC,
4.00%, 01/25/35 (a)(c) 438,791
125,458 Citigroup Mortgage Loan Trust, Inc.
REMIC, 6.50%, 07/25/34 132,216
20,671 Credit Suisse First Boston Mortgage
Securities Corp. REMIC, 5.75%,
04/25/33 21,288
1,184 Credit Suisse First Boston Mortgage
Securities Corp. REMIC, 5.00%,
12/31/21 1,091
1,001,574 Credit Suisse Mortgage Trust, 3.25%,
04/25/47 (a)(c) 1,049,115
159,521 Credit-Based Asset Servicing &
Securitization, LLC REMIC (USD
1 Month LIBOR + 1.13%), 1.21%,
02/25/33 (b) 159,282
55,261 Credit-Based Asset Servicing &
Securitization, LLC REMIC, 4.83%,
12/25/37 (a)(d) 55,637
249,017 CSMLT Trust, 3.00%, 10/25/30 (a)(c) 253,158
Principal
Amount
Security
Description Value
$ 872,477 Finance of America Structured Securities
Trust, 1.50%, 04/25/51 $ 871,337
805,129 Flagstar Mortgage Trust, 2.50%,
04/25/51 (a)(c) 820,018
931,866 Flagstar Mortgage Trust 2021-5INV,
2.50%, 07/25/51 (a)(c) 952,833
633,102 Freddie Mac Whole Loan Securities,
3.65%, 09/25/45 (c) 639,487
157,635 Goldman Sachs Mortgage-Backed
Securities Corp. Trust, 3.00%,
10/25/50 (a)(c) 158,563
343,464 Goldman Sachs Mortgage-Backed
Securities Corp. Trust, 2.63%,
01/25/59 (a)(c) 347,471
1,300,789 Hundred Acre Wood Trust, 2.50%,
07/25/51 (a)(c) 1,333,373
1,052,708 Mello Mortgage Capital Acceptance,
2.50%, 08/25/51 (a)(c) 1,077,709
575,000 Mello Warehouse Securitization Trust
(USD 1 Month LIBOR + 0.80%),
0.89%, 11/25/53 (a)(b) 576,389
123,108 Mill City Mortgage Loan Trust, 2.75%,
11/25/58 (a)(c) 123,670
495,862 New Residential Mortgage Loan Trust,
4.00%, 12/25/57 (a)(c) 529,189
371,326 New Residential Mortgage Loan Trust,
3.50%, 10/25/59 (a)(c) 387,925
204,685 New Residential Mortgage Loan Trust
REMIC, 3.75%, 11/25/54 (a)(c) 217,034
165,249 New Residential Mortgage Loan Trust
REMIC, 3.75%, 05/28/52 (a)(c) 173,885
384,324 New Residential Mortgage Loan Trust
REMIC, 3.75%, 08/25/55 (a)(c) 405,427
7,546 NovaStar Home Equity Loan Trust
REMIC (USD 1 Month LIBOR +
1.73%), 1.81%, 03/25/35 (b) 7,555
1,676,480 Provident Funding Mortgage Trust,
2.50%, 04/25/51 (a)(c) 1,714,117
1,007,713 Provident Funding Mortgage Trust,
2.50%, 04/25/51 (a)(c) 1,031,646
1,275,000 PSMC 2021-3 Trust, 2.50%,
08/25/51 (a)(c) 1,295,370
13,711 Residential Accredit Loans, Inc. Trust
REMIC (USD 1 Month LIBOR +
14.76%), 14.60%, 03/25/22 (b) 11,997
1,033,100 Sequoia Mortgage Trust 2021-4, 2.50%,
06/25/51 (a)(c) 1,054,744
456,823 Sequoia Mortgage Trust REMIC,
3.00%, 11/25/30 (a)(c) 466,133
926,358 Towd Point Mortgage Trust, 3.25%,
07/25/58 (a)(c) 954,386

SCHEDULES OF PORTFOLIO INVESTMENTS
September 30, 2021 (Unaudited)
INCOME FUND
Semi-Annual Report 2021
See accompanying Notes to Financial Statements.

Principal
Amount
Security
Description Value
$ 14,056 Towd Point Mortgage Trust REMIC,
3.50%, 02/25/55 (a)(c) $ 14,049
223,765 Towd Point Mortgage Trust REMIC,
2.75%, 10/25/56 (a)(c) 226,787
192,531 Towd Point Mortgage Trust REMIC,
2.75%, 04/25/57 (a)(c) 194,855
23,033,172
Total Non-U.S. Government Agency Asset Backed
Securities (Cost $61,271,949) 61,828,104
Corporate Bonds - 33.8%
Communication Services - 2.1%
1,700,000 Alphabet, Inc., 2.25%, 08/15/60 1,485,347
1,180,000 AT&T, Inc., 5.15%, 03/15/42 1,462,317
1,224,000 Verizon Communications, Inc., 4.27%,
01/15/36 1,437,848
4,385,512
Consumer Discretionary - 7.0%
1,130,000 AMC Networks, Inc., 4.25%, 02/15/29 1,124,350
525,000 Comcast Corp., 4.15%, 10/15/28 603,768
620,000 Comcast Corp., Class A, 3.30%,
02/01/27 676,615
1,340,000 Dollar General Corp., 3.50%, 04/03/30 1,473,946
700,000 Hanesbrands, Inc., 4.63%, 05/15/24 (a) 737,996
1,450,000 Lennar Corp., 4.50%, 04/30/24 1,567,784
1,265,000 Levi Strauss & Co., 3.50%, 03/01/31 (a) 1,277,650
1,365,000 McDonald's Corp., 3.63%, 09/01/49 1,488,369
615,000 Newell Brands, Inc., 4.00%, 06/15/22 621,150
410,000 Newell Brands, Inc., 4.70%, 04/01/26 452,037
1,235,000 NIKE, Inc., 3.88%, 11/01/45 1,465,637
195,000 Starbucks Corp., 2.00%, 03/12/27 200,064
1,242,000 The Walt Disney Co., Class E, 4.13%,
12/01/41 1,473,109
1,130,000 Whirlpool Corp., 4.70%, 06/01/22 1,162,138
14,324,613
Consumer Staples - 0.8%
800,000 Church & Dwight Co., Inc., 2.88%,
10/01/22 819,813
530,000 Land O'Lakes Capital Trust I, 7.45%,
03/15/28 (a) 610,825
150,000 Reckitt Benckiser Treasury Services
PLC, 3.00%, 06/26/27 (a) 161,516
1,592,154
Financials - 9.2%
575,000 AerCap Ireland Capital DAC/ AerCap
Global Aviation Trust, 3.50%,
01/15/25 605,021
1,275,000 Bank of America Corp., MTN, 3.56%,
04/23/27 (c) 1,387,493
1,375,000 CBRE Services, Inc., 2.50%, 04/01/31 1,384,763
1,308,000 Citigroup, Inc., 3.89%, 01/10/28 (c) 1,445,379
Principal
Amount
Security
Description Value
$ 1,489,000 Intercontinental Exchange, Inc., 2.10%,
06/15/30 $ 1,467,711
1,420,000 JPMorgan Chase & Co., 2.74%,
10/15/30 (c) 1,470,583
920,000 KeyCorp, MTN, 2.25%, 04/06/27 950,608
785,000 Metropolitan Life Global Funding I,
3.60%, 01/11/24 (a) 837,692
1,295,000 Morgan Stanley, GMTN, 3.77%,
01/24/29 (c) 1,432,938
675,000 Regions Financial Corp., 1.80%,
08/12/28 666,996
1,317,000 The Charles Schwab Corp. (callable at
100 beginning 06/01/25), 5.38%,
06/01/65 (c)(e) 1,463,516
947,000 The Chubb Corp., 6.80%, 11/15/31 1,348,854
1,300,000 The Goldman Sachs Group, Inc.,
3.85%, 01/26/27 1,428,350
1,290,000 U.S. Bancorp, Series J (callable at
100 beginning 04/15/27), 5.30%,
10/15/49 (c)(e) 1,474,341
1,325,000 Wells Fargo & Co., 3.00%, 04/22/26 1,421,580
18,785,825
Health Care - 0.1%
256,000 Becton Dickinson and Co., 3.73%,
12/15/24 276,639
Industrials - 6.5%
1,509,000 Agilent Technologies, Inc., 2.10%,
06/04/30 1,493,779
1,430,000 BMW Finance NV, 2.85%, 08/14/29 (a) 1,516,469
1,160,000 Burlington Northern Santa Fe, LLC,
4.55%, 09/01/44 1,463,901
1,411,000 Harman International Industries, Inc.,
4.15%, 05/15/25 1,542,219
1,397,000 Huntington Ingalls Industries, Inc.,
3.48%, 12/01/27 1,507,712
1,197,000 Raytheon Technologies Corp., 4.88%,
10/15/40 1,533,132
815,000 TTX Co., 4.60%, 02/01/49 (a) 1,049,987
1,368,000 Volkswagen Group of America Finance,
LLC, 3.35%, 05/13/25 (a) 1,462,542
1,410,000 Waste Management, Inc., 1.50%,
03/15/31 1,324,738
12,894,479
Information Technology - 5.3%
455,000 Applied Materials, Inc., 1.75%,
06/01/30 447,969
1,333,000 eBay, Inc., 3.60%, 06/05/27 1,475,246
1,340,000 NVIDIA Corp., 3.50%, 04/01/50 1,501,381
1,175,000 Oracle Corp., 2.30%, 03/25/28 1,201,403
1,255,000 QUALCOMM, Inc., 4.30%, 05/20/47 1,557,563
1,500,000 Telefonaktiebolaget LM Ericsson,
4.13%, 05/15/22 1,530,660

SCHEDULES OF PORTFOLIO INVESTMENTS
September 30, 2021 (Unaudited)
INCOME FUND
Semi-Annual Report 2021
See accompanying Notes to Financial Statements.

Principal
Amount
Security
Description Value
$ 1,488,000 TSMC Global, Ltd., 1.38%,
09/28/30 (a) $ 1,386,689
1,465,000 Xilinx, Inc., 2.38%, 06/01/30 1,494,683
10,595,594
Materials - 1.4%
1,211,000 Albemarle Corp., 5.45%, 12/01/44 1,540,581
959,000 The Mosaic Co., 5.45%, 11/15/33 1,202,093
2,742,674
Real Estate - 0.7%
1,255,000 National Retail Properties, Inc., 4.30%,
10/15/28 1,418,085
Utilities - 0.7%
1,039,000 PacifiCorp, 6.25%, 10/15/37 1,466,790
Total Corporate Bonds (Cost $64,493,468) 68,482,365
Government & Agency Obligations - 34.1%
GOVERNMENT SECURITIES - 11.4%
Municipals - 1.9%
500,000 City of Bellevue NE, Nebraska GO,
2.95%, 12/15/21 500,961
350,000 City of Lincoln NE Electric System
Revenue, Nebraska RB, 1.75%,
09/01/32 341,117
173,876 Florida Housing Finance Corp., Florida
RB FHLMC, 3.00%, 01/01/36 178,101
300,000 Golden State Tobacco Securitization
Corp., California RB, 0.99%,
06/01/24 301,008
530,000 New York City Transitional Finance
Authority Future Tax Secured
Revenue, New York RB, 5.77%,
08/01/36 673,549
340,000 New York City Water & Sewer System,
New York RB, 5.72%, 06/15/42 506,193
290,000 New York State Urban Development
Corp., New York RB, 5.77%,
03/15/39 361,342
125,000 Papillion-La Vista School District No.
27, Nebraska GO, 1.71%, 12/01/30 122,370
225,000 State of Connecticut, Connecticut GO,
5.63%, 12/01/29 278,695
410,000 West Haymarket Joint Public Agency,
Nebraska GO, 6.00%, 12/15/39 592,797
3,856,133
Treasury Inflation Index Securities - 0.9%
1,552,825 U.S. Treasury Inflation Indexed Bond,
1.75%, 01/15/28 (f) 1,842,352
U.S. Treasury Securities - 8.6%
6,925,000 U.S. Treasury Bond, 3.63%, 08/15/43 8,888,616
950,000 U.S. Treasury Note, 2.13%, 11/30/24 996,461
1,740,000 U.S. Treasury Note, 2.13%, 05/15/25 1,828,631
95,000 U.S. Treasury Note, 2.25%, 02/15/27 100,908
Principal
Amount
Security
Description Value
$ 5,695,000 U.S. Treasury Note/Bond, 2.00%,
02/15/50 $ 5,594,893
17,409,509
U.S. GOVERNMENT MORTGAGE BACKED SECURITIES - 22.7%
Federal Home Loan Mortgage Corp. - 11.0%
740,000 Federal Home Loan Mortgage Corp.,
3.46%, 11/25/32 852,549
874,809 Federal Home Loan Mortgage Corp.,
3.00%, 07/15/36 879,023
588,666 Federal Home Loan Mortgage Corp.,
4.00%, 04/15/51 638,592
14,608 Federal Home Loan Mortgage Corp.
#G14820, 3.50%, 12/01/26 15,603
662,256 Federal Home Loan Mortgage Corp.
#SB8006, 3.00%, 09/01/34 698,838
215,493 Federal Home Loan Mortgage Corp.
#ZA2187, 4.50%, 11/01/30 234,900
197,145 Federal Home Loan Mortgage Corp.
#ZA2216, 4.50%, 08/01/31 215,145
1,265,595 Federal Home Loan Mortgage Corp.
#ZA4245, 3.00%, 07/01/43 1,359,960
447,635 Federal Home Loan Mortgage Corp.
#ZJ1008, 4.50%, 01/01/41 501,860
480,925 Federal Home Loan Mortgage Corp.
#ZS4007, 4.00%, 10/01/44 530,046
955,588 Federal Home Loan Mortgage Corp.
#ZS9566, 4.00%, 12/01/45 1,060,060
1,069,185 Federal Home Loan Mortgage Corp.
Interest Only REMIC, 4.00%,
09/15/45 180,559
225,793 Federal Home Loan Mortgage Corp.
REMIC, 4.50%, 07/15/41 241,506
235,947 Federal Home Loan Mortgage Corp.
REMIC, 3.00%, 10/15/41 238,555
143,078 Federal Home Loan Mortgage Corp.
REMIC, 3.50%, 06/15/50 147,263
132,375 Federal Home Loan Mortgage Corp.
REMIC, 4.00%, 04/15/41 134,938
67,915 Federal Home Loan Mortgage Corp.
REMIC, 3.50%, 11/15/42 68,707
195,659 Federal Home Loan Mortgage Corp.
REMIC, 3.50%, 07/15/42 197,944
800,779 Federal Home Loan Mortgage Corp.
REMIC, 3.00%, 01/15/55 821,051
186,321 Federal Home Loan Mortgage Corp.
REMIC, 4.00%, 03/15/43 190,673
960,000 Federal Home Loan Mortgage Corp.
REMIC, 3.50%, 06/15/37 1,029,947
388,467 FRESB Mortgage Trust, 3.70%,
10/25/28 (c) 414,463
943,222 Seasoned Credit Risk Transfer Trust,
3.00%, 08/25/56 (d) 983,056

SCHEDULES OF PORTFOLIO INVESTMENTS
September 30, 2021 (Unaudited)
INCOME FUND
Semi-Annual Report 2021
See accompanying Notes to Financial Statements.

Principal
Amount
Security
Description Value
$ 559,666 Seasoned Credit Risk Transfer Trust,
3.00%, 05/25/57 (d) $ 583,738
805,632 Seasoned Credit Risk Transfer Trust,
4.50%, 06/25/57 892,394
482,048 Seasoned Credit Risk Transfer Trust,
3.00%, 11/25/57 (c) 501,845
1,338,205 Seasoned Credit Risk Transfer Trust,
3.50%, 03/25/58 1,402,389
813,642 Seasoned Credit Risk Transfer Trust,
2.50%, 08/25/59 837,366
1,103,649 Seasoned Credit Risk Transfer Trust,
2.50%, 11/25/59 1,147,703
805,678 Seasoned Credit Risk Transfer Trust,
2.00%, 05/25/60 814,370
496,438 Seasoned Credit Risk Transfer Trust,
3.25%, 07/25/56 (d) 518,718
1,106,818 Seasoned Loans Structured Transaction
Trust, 2.00%, 07/25/30 1,129,259
681,887 Seasoned Loans Structured Transaction
Trust, 2.00%, 09/25/30 694,298
1,510,000 Seasoned Loans Structured Transaction
Trust, 2.75%, 09/25/29 1,595,174
500,000 Seasoned Loans Structured Transaction
Trust, 2.75%, 11/25/29 528,362
22,280,854
Federal National Mortgage Association - 10.1%
3,752 Federal National Mortgage Association
#679256, 7.50%, 08/01/22 3,782
113,459 Federal National Mortgage Association
#725705, 5.00%, 08/01/34 129,253
87,830 Federal National Mortgage Association
#890310, 4.50%, 12/01/40 97,991
13,814 Federal National Mortgage Association
#933279, 5.50%, 08/01/37 15,463
9,475 Federal National Mortgage Association
#AA5564, 4.00%, 06/01/24 10,035
83,212 Federal National Mortgage Association
#AA7002, 4.50%, 06/01/39 93,293
460,910 Federal National Mortgage Association
#AB9814, 3.00%, 07/01/43 495,277
17,412 Federal National Mortgage Association
#AC0559, 4.00%, 10/01/24 18,446
190,675 Federal National Mortgage Association
#AD0575, 4.50%, 01/01/40 216,127
33,892 Federal National Mortgage Association
#AE0336, 6.00%, 09/01/38 39,949
409,421 Federal National Mortgage Association
#AL0240, 4.00%, 04/01/41 455,552
125,360 Federal National Mortgage Association
#AL2382, 4.00%, 02/01/42 139,990
490,404 Federal National Mortgage Association
#AL9970, 3.42%, 02/01/27 (c) 513,674
Principal
Amount
Security
Description Value
$ 2,085,473 Federal National Mortgage Association
#AM2127, 3.31%, 01/01/33 $ 2,260,532
1,271,110 Federal National Mortgage Association
#AM2922, 3.75%, 04/01/43 1,404,829
428,977 Federal National Mortgage Association
#AS0784, 4.00%, 10/01/43 472,988
586,307 Federal National Mortgage Association
#AS3175, 4.50%, 08/01/44 656,535
863,719 Federal National Mortgage Association
#AS3909, 4.00%, 11/01/44 955,039
443,882 Federal National Mortgage Association
#AS5235, 3.50%, 06/01/45 469,477
851,121 Federal National Mortgage Association
#AS6994, 4.00%, 04/01/46 925,247
718,992 Federal National Mortgage Association
#BH9216, 4.00%, 01/01/48 791,253
517,331 Federal National Mortgage Association
#BO2256, 3.00%, 10/01/49 547,480
514,958 Federal National Mortgage Association
#CA0684, 3.50%, 11/01/47 562,144
232,718 Federal National Mortgage Association
#MA3384, 4.00%, 06/01/48 249,502
373,353 Federal National Mortgage Association
Interest Only, 0.81%, 02/25/22 (c) 256
2,061,950 Federal National Mortgage Association
Interest Only, 0.61%, 07/25/22 (c) 1,913
544,537 Federal National Mortgage Association
Interest Only, 2.70%, 01/25/39 (c) 23,263
1,975,000 Federal National Mortgage Association
Interest Only #AM7762, 3.49%,
01/01/35 2,144,227
710,000 Federal National Mortgage Association
REMIC, 3.50%, 12/25/37 722,743
1,320,333 Federal National Mortgage Association
REMIC, 2.50%, 01/25/51 1,405,192
553,499 Federal National Mortgage Association
REMIC, 4.15%, 04/25/29 (c) 605,502
125,880 Federal National Mortgage Association
REMIC, 3.50%, 05/25/41 131,003
228,008 Federal National Mortgage Association
REMIC, 4.00%, 01/25/33 241,694
131,352 Federal National Mortgage Association
REMIC, 5.00%, 02/25/32 146,487
336,930 Federal National Mortgage Association
REMIC, 2.50%, 09/25/39 345,158
23,347 Federal National Mortgage Association
REMIC, 1.50%, 01/25/40 23,338
447,460 Federal National Mortgage Association
REMIC, 3.00%, 08/25/43 458,233
694,270 Federal National Mortgage Association
REMIC, 3.00%, 08/25/45 719,954

SCHEDULES OF PORTFOLIO INVESTMENTS
September 30, 2021 (Unaudited)
INCOME FUND
Semi-Annual Report 2021
See accompanying Notes to Financial Statements.

Principal
Amount
Security
Description Value
$ 955,000 Federal National Mortgage Association
REMIC, 4.00%, 11/25/37 $ 1,047,133
933,361 Federal National Mortgage Association
REMIC #386641, 5.80%, 12/01/33 933,038
20,472,992
Government National Mortgage Association - 1.6%
643,654 Government National Mortgage
Association, 2.85%, 04/16/50 658,464
550,505 Government National Mortgage
Association, 3.50%, 01/20/69 (c) 583,920
562,356 Government National Mortgage
Association #AD8811, 3.00%,
03/20/43 604,324
1,143,497 Government National Mortgage
Association REMIC, 5.50%, 07/16/34 1,271,783
3,118,491
Total Government & Agency Obligations (Cost
$65,187,649) 68,980,331
Shares
Security
Description Value
Short-Term Investments - 1.3%
Investment Company - 1.3%
2,643,235 BlackRock Liquidity Funds T-Fund
Portfolio, Institutional Shares,
0.01% (g) 2,643,235
Total Short-Term Investments (Cost $2,643,235) 2,643,235
Investments, at value - 99.8% (Cost $193,596,301) 201,934,035
Other assets in excess of liabilities - 0.2% 470,257
NET ASSETS - 100.0% $ 202,404,292
(a) 144a Security, which is exempt from registration under the Securities Act of 1933. The Sub-Adviser has deemed this security to be liquid based on procedures approved by Tributary Funds’ Board of Directors. As of
September 30, 2021, the aggregate value of these liquid securities were
$58,740,562 or 29.0% of net assets.
(b) Floating rate security. Rate presented is as of September 30, 2021.
(c) Variable or adjustable rate security, the interest rate of which adjusts periodically based on changes in current interest rates. Rate represented is as of September 30, 2021.
(d) Debt obligation initially issued at one coupon rate which converts to higher coupon rate at a specified date. Rate presented is as of September 30, 2021.
(e) Perpetual maturity security.
(f) U.S. Treasury inflation indexed security, par amount is adjusted for inflation.
(g) Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2021.
ABS Asset Backed Security
FHLMC Federal Home Loan Mortgage Corporation
GMTN Global Medium Term Note
GO General Obligation
LIBOR London Interbank Offered Rate
LLC Limited Liability Company
LP Limited Partnership
MTN Medium Term Note
PLC Public Limited Company
RB Revenue Bond
REMIC Real Estate Mortgage Investment Conduit

SCHEDULES OF PORTFOLIO INVESTMENTS
September 30, 2021 (Unaudited)
NEBRASKA TAX-FREE FUND
Semi-Annual Report 2021
See accompanying Notes to Financial Statements.

Principal
Amount
Security
Description Value
Government & Agency Obligations - 98.6%
GOVERNMENT SECURITIES - 97.7%
Municipals - 97.7%
Nebraska - 96.3%
$ 250,000 Adams County School District No. 18,
Nebraska GO, 4.00%, 12/15/33 $ 292,053
300,000 Adams County School District No. 18,
Nebraska GO, 4.00%, 12/15/26 346,626
300,000 Adams County School District No. 18,
Nebraska GO, 2.00%, 12/15/27 310,951
400,000 Butler Public Power District, Nebraska
RB, 0.75%, 08/15/27 390,178
210,000 Cass County Sanitary & Improvement
District No. 1, Nebraska GO, 2.30%,
10/15/23 210,192
185,000 Cass County Sanitary & Improvement
District No. 1, Nebraska GO, 2.40%,
10/15/24 185,184
175,000 Cass County Sanitary & Improvement
District No. 9, Nebraska GO, 2.90%,
05/15/22 176,780
250,000 City of Beatrice NE, Nebraska GO,
1.70%, 12/15/23 255,931
350,000 City of Bellevue NE, Nebraska GO,
2.00%, 09/15/30 362,245
215,000 City of Blair NE, Nebraska GO, 2.15%,
09/15/23 217,142
220,000 City of Blair NE, Nebraska GO, 2.30%,
09/15/24 222,154
55,000 City of Chadron NE, Nebraska GO,
0.60%, 12/15/26 53,844
120,000 City of Chadron NE, Nebraska GO,
0.70%, 12/15/27 116,539
325,000 City of Columbus NE Combined
Utilities System Revenue, Nebraska
RB, 4.00%, 06/15/32 392,363
650,000 City of Columbus NE Combined
Utilities System Revenue, Nebraska
RB, 5.00%, 06/15/29 821,694
80,000 City of Columbus NE Sales Tax
Revenue, Nebraska RB, 5.00%,
09/15/23 87,014
345,000 City of Fremont NE Combined Utility
System Revenue, Nebraska RB,
3.00%, 10/15/25 348,226
150,000 City of Grand Island NE Combined
Utility System Revenue, Nebraska
RB, 4.00%, 08/15/31 180,515
400,000 City of Kearney NE, Nebraska RB,
1.25%, 12/15/27 396,520
Principal
Amount
Security
Description Value
$ 375,000 City of La Vista NE, Nebraska COP,
3.00%, 12/15/25 $ 392,021
235,000 City of La Vista NE, Nebraska GO,
3.00%, 09/01/27 245,090
480,000 City of Lincoln NE, Nebraska RB,
4.00%, 08/15/26 495,395
375,000 City of Lincoln NE, Nebraska RB,
3.55%, 04/01/27 381,152
400,000 City of Lincoln NE Electric System
Revenue, Nebraska RB, 5.00%,
09/01/30 523,317
250,000 City of Lincoln NE Electric System
Revenue, Nebraska RB, 3.13%,
09/01/30 256,725
110,000 City of Lincoln NE Electric System
Revenue, Nebraska RB, 5.00%,
09/01/28 114,861
55,000 City of Lincoln NE Electric System
Revenue, Nebraska RB, 5.00%,
09/01/28 57,353
350,000 City of Norfolk NE, Nebraska GO,
0.65%, 05/15/24 350,197
360,000 City of North Platte NE, Nebraska GO,
3.00%, 12/15/26 380,067
450,000 City of Omaha NE, Nebraska GO,
4.00%, 04/15/31 539,540
200,000 City of Omaha NE, Nebraska GO,
3.00%, 04/15/32 222,801
500,000 City of Omaha NE, Nebraska GO,
5.00%, 01/15/29 606,446
500,000 City of Omaha NE, Nebraska GO,
6.50%, 12/01/30 684,591
200,000 City of Omaha NE, Nebraska GO,
5.00%, 05/01/33 232,545
470,000 City of Omaha NE, Nebraska GO,
4.00%, 04/15/22 479,675
190,000 City of Omaha NE, Nebraska RB,
5.00%, 02/01/26 193,012
355,000 City of Omaha NE, Nebraska Special
Tax Bond, 5.00%, 01/15/28 431,791
200,000 City of Omaha NE Sewer Revenue,
Nebraska RB, 5.00%, 04/01/24 223,176
200,000 City of Omaha NE Sewer Revenue,
Nebraska RB, 4.00%, 04/01/29 243,364
350,000 City of Papillion NE, Nebraska GO,
3.00%, 09/15/26 365,796
410,000 City of Papillion NE, Nebraska GO,
3.00%, 09/15/27 428,504
250,000 City of Papillion NE Water Revenue,
Nebraska RB, 3.00%, 12/15/27 270,744
375,000 County of Butler NE, Nebraska GO,
2.10%, 01/15/26 385,632

SCHEDULES OF PORTFOLIO INVESTMENTS
September 30, 2021 (Unaudited)
NEBRASKA TAX-FREE FUND
Semi-Annual Report 2021
See accompanying Notes to Financial Statements.

Principal
Amount
Security
Description Value
$ 285,000 County of Cherry NE, Nebraska GO,
3.00%, 12/15/25 $ 306,624
435,000 County of Douglas NE, Nebraska RB,
4.00%, 07/01/36 526,923
245,000 County of Douglas NE, Nebraska RB,
3.00%, 09/01/27 271,706
120,000 County of Douglas NE, Nebraska RB,
3.60%, 10/01/27 120,235
325,000 County of Saline NE, Nebraska RB,
3.00%, 02/15/30 347,000
200,000 County of Washington NE, Nebraska
GO, 1.40%, 06/15/27 199,666
265,000 Cuming County Public Power District
Operation Round-Up Fund, Nebraska
RB, 1.50%, 12/15/25 269,868
260,000 District Energy Corp., Nebraska RB,
5.00%, 07/01/27 319,577
1,150,000 Douglas County Hospital Authority No.
2, Nebraska RB, 4.00%, 05/15/32 1,306,819
200,000 Douglas County Hospital Authority No.
2, Nebraska RB, 3.00%, 05/15/24 212,390
220,000 Douglas County Hospital Authority No.
2, Nebraska RB, 5.00%, 05/15/26 263,010
750,000 Douglas County Public Facilities Corp.,
Nebraska RB, 2.00%, 05/01/24 750,907
200,000 Douglas County Sanitary &
Improvement District No. 453,
Nebraska GO, 2.80%, 10/01/31 202,158
580,000 Douglas County Sanitary &
Improvement District No. 464,
Nebraska GO, 3.65%, 03/15/33 580,716
260,000 Douglas County Sanitary &
Improvement District No. 484,
Nebraska GO, 3.00%, 08/15/29 260,304
280,000 Douglas County Sanitary &
Improvement District No. 491,
Nebraska GO, 1.90%, 09/15/28 272,160
215,000 Douglas County Sanitary &
Improvement District No. 521,
Nebraska GO, 2.20%, 02/15/25 220,939
85,000 Douglas County Sanitary &
Improvement District No. 549,
Nebraska GO, 3.10%, 05/15/30 85,085
100,000 Douglas County Sanitary &
Improvement District No. 549,
Nebraska GO, 3.05%, 05/15/29 100,115
750,000 Douglas County School District No. 59,
Nebraska GO, 3.00%, 12/15/35 798,476
750,000 Douglas County School District No. 59,
Nebraska GO, 4.00%, 06/15/27 811,654
300,000 Douglas County School District No. 59,
Nebraska GO, 3.00%, 12/15/28 321,849
Principal
Amount
Security
Description Value
$ 250,000 Elkhorn School District, Nebraska GO,
4.00%, 12/15/32 $ 306,487
665,000 Elkhorn School District, Nebraska GO,
4.00%, 12/15/34 761,549
830,000 Elkhorn School District, Nebraska GO,
4.00%, 12/15/35 927,360
300,000 Elkhorn School District, Nebraska GO,
5.00%, 12/15/28 383,676
350,000 Elkhorn School District, Nebraska GO,
5.00%, 12/15/29 448,152
370,000 Fremont School District, Nebraska GO,
5.00%, 12/15/29 474,518
65,000 Grand Island Electric Department,
Nebraska RB, 5.00%, 08/15/27 71,643
265,000 Grand Island Public Schools, Nebraska
GO, 5.00%, 12/15/39 304,509
185,000 Grand Island Public Schools, Nebraska
GO, 4.00%, 12/15/24 186,419
730,000 Gretna Public Schools, Nebraska GO,
4.00%, 06/15/31 873,559
400,000 Gretna Public Schools, Nebraska GO,
3.00%, 12/15/32 459,552
455,000 Gretna Public Schools, Nebraska GO,
5.00%, 06/15/33 578,734
700,000 Gretna Public Schools, Nebraska GO,
4.00%, 06/15/34 825,415
760,000 Gretna Public Schools, Nebraska GO,
4.00%, 12/15/24 846,027
265,000 Gretna Public Schools, Nebraska GO,
4.00%, 12/15/25 302,530
300,000 Kearney School District, Nebraska GO,
2.00%, 12/15/25 315,226
550,000 Lancaster County Correctional Facility
Joint Public Agency, Nebraska GO,
5.00%, 12/01/27 690,338
500,000 Lancaster County School District 001,
Nebraska GO, 4.00%, 01/15/31 581,586
765,000 Lancaster County School District 001,
Nebraska GO, 4.00%, 01/15/26 865,416
320,000 Lancaster County School District No.
145 Waverly, Nebraska GO, 2.00%,
12/15/28 329,721
200,000 Lincoln Airport Authority, Nebraska
RB, 5.00%, 07/01/31 263,250
475,000 Lincoln Airport Authority, Nebraska
RB, 4.00%, 07/01/27 557,609
225,000 Lincoln County Hospital Authority No.
1, Nebraska RB, 5.00%, 11/01/32 225,807
200,000 Lincoln County Hospital Authority No.
1, Nebraska RB, 5.00%, 11/01/25 200,718

SCHEDULES OF PORTFOLIO INVESTMENTS
September 30, 2021 (Unaudited)
NEBRASKA TAX-FREE FUND
Semi-Annual Report 2021
See accompanying Notes to Financial Statements.

Principal
Amount
Security
Description Value
$ 500,000 Lincoln-Lancaster County Public
Building Commission, Nebraska RB,
3.00%, 12/01/26 $ 549,381
1,000,000 Loup River Public Power District,
Nebraska RB, 2.00%, 12/01/26 1,036,270
525,000 Metropolitan Community College Area,
Nebraska COP, 3.00%, 03/01/26 572,570
500,000 Metropolitan Utilities District of
Omaha Gas System Revenue,
Nebraska RB, 4.00%, 12/01/26 555,035
1,000,000 Metropolitan Utilities District of
Omaha Water System Revenue,
Nebraska RB, 5.00%, 12/01/21 1,007,654
1,475,000 Municipal Energy Agency of Nebraska,
Nebraska RB, 5.00%, 04/01/30 1,508,224
140,000 Municipal Energy Agency of Nebraska,
Nebraska RB, 5.00%, 04/01/31 143,137
210,000 Municipal Energy Agency of Nebraska,
Nebraska RB, 5.00%, 04/01/25 224,449
200,000 Municipal Energy Agency of Nebraska,
Nebraska RB, 5.00%, 04/01/26 204,548
540,000 Municipal Energy Agency of Nebraska,
Nebraska RB, 5.00%, 04/01/27 552,117
500,000 Nebraska Cooperative Republican Platte
Enhancement Project, Nebraska RB,
2.00%, 12/15/27 518,362
350,000 Nebraska Investment Finance Authority,
Nebraska RB FHLMC, 1.55%,
03/01/23 354,772
500,000 Nebraska Investment Finance Authority,
Nebraska RB FHLMC, 2.00%,
03/01/24 515,623
400,000 Nebraska Public Power District,
Nebraska RB, 5.00%, 01/01/31 528,866
200,000 Nebraska Public Power District,
Nebraska RB, 5.00%, 01/01/36 233,063
500,000 Nebraska Public Power District,
Nebraska RB, 0.60%, 01/01/51 (a) 501,617
5,000 Nebraska Public Power District,
Nebraska RB, 5.00%, 01/01/26 5,058
370,000 Nebraska Public Power District,
Nebraska RB, 5.00%, 01/01/29 374,324
230,000 Nebraska Public Power District,
Nebraska RB, 5.00%, 01/01/29 232,688
1,050,000 Nebraska Public Power District,
Nebraska RB, 5.00%, 01/01/32 1,062,272
540,000 Nebraska Public Power District,
Nebraska RB, 5.00%, 01/01/34 546,311
700,000 Nebraska State College Facilities Corp.,
Nebraska RB, 5.00%, 07/15/26 837,215
315,000 Nebraska State Colleges, Nebraska RB,
3.00%, 07/01/25 315,675
Principal
Amount
Security
Description Value
$ 475,000 Northeast Community College Area,
Nebraska GO, 1.10%, 07/15/27 $ 470,719
325,000 Omaha Public Facilities Corp.,
Nebraska RB, 3.00%, 04/15/31 365,679
400,000 Omaha Public Facilities Corp.,
Nebraska RB, 4.00%, 04/01/32 471,069
600,000 Omaha Public Facilities Corp.,
Nebraska RB, 4.00%, 06/01/32 721,775
785,000 Omaha Public Facilities Corp.,
Nebraska RB, 4.00%, 06/01/27 918,257
525,000 Omaha Public Facilities Corp.,
Nebraska RB, 4.00%, 06/01/28 624,596
1,010,000 Omaha Public Facilities Corp.,
Nebraska RB, 4.00%, 06/01/28 1,150,375
600,000 Omaha Public Power District, Nebraska
RB, 5.00%, 02/01/31 763,127
270,000 Omaha Public Power District, Nebraska
RB, 5.00%, 02/01/32 342,427
750,000 Omaha School District, Nebraska GO,
4.00%, 12/15/32 909,495
500,000 Omaha School District, Nebraska GO,
4.00%, 12/15/32 592,992
180,000 Omaha School District, Nebraska GO,
3.00%, 12/15/32 189,980
620,000 Omaha School District, Nebraska GO,
3.13%, 12/15/33 655,889
1,500,000 Omaha School District, Nebraska GO,
4.00%, 12/15/39 1,637,479
150,000 Omaha-Douglas Public Building
Commission, Nebraska GO, 5.00%,
05/01/30 192,427
250,000 Omaha-Douglas Public Building
Commission, Nebraska GO, 5.00%,
05/01/31 319,041
400,000 Papillion-La Vista School District No.
27, Nebraska GO, 4.00%, 12/01/30 492,465
245,000 Papillion-La Vista School District No.
27, Nebraska GO, 4.00%, 12/01/31 301,202
350,000 Papillion-La Vista School District No.
27, Nebraska GO, 3.00%, 12/01/26 365,026
750,000 Papillion-La Vista School District No.
27, Nebraska GO, 4.00%, 12/01/29 907,133
125,000 Platte County School District No. 1
Columbus Public Schools, Nebraska
GO, 5.00%, 12/15/26 140,842
160,000 Sarpy County Sanitary & Improvement
District No. 191, Nebraska GO,
3.55%, 10/15/32 160,215
30,000 Sarpy County Sanitary & Improvement
District No. 191, Nebraska GO,
2.45%, 10/15/22 30,039

SCHEDULES OF PORTFOLIO INVESTMENTS
September 30, 2021 (Unaudited)
NEBRASKA TAX-FREE FUND
Semi-Annual Report 2021
See accompanying Notes to Financial Statements.

Principal
Amount
Security
Description Value
$ 60,000 Sarpy County Sanitary & Improvement
District No. 242, Nebraska GO,
3.00%, 03/15/27 $ 60,112
100,000 Sarpy County Sanitary & Improvement
District No. 291, Nebraska GO,
4.25%, 09/15/38 103,264
90,000 Sarpy County Sanitary & Improvement
District No. 68, Nebraska GO,
2.75%, 12/15/23 90,177
420,000 Sarpy County School District No. 1,
Nebraska GO, 5.00%, 12/15/29 546,974
220,000 Southeast Community College,
Nebraska COP, 5.00%, 12/15/25 260,971
225,000 Southeast Community College,
Nebraska COP, 5.00%, 12/15/26 274,942
300,000 Southern Public Power District,
Nebraska RB, 4.00%, 12/15/25 340,614
400,000 Southern Public Power District,
Nebraska RB, 4.00%, 12/15/26 453,898
300,000 Southern Public Power District,
Nebraska RB, 2.00%, 12/15/26 311,673
500,000 State of Nebraska, Nebraska COP,
3.00%, 12/15/22 516,384
270,000 State of Nebraska, Nebraska COP,
3.00%, 12/15/24 285,823
200,000 University of Nebraska, Nebraska RB,
5.00%, 05/15/24 224,567
100,000 University of Nebraska, Nebraska RB,
5.00%, 05/15/25 116,448
650,000 University of Nebraska, Nebraska RB,
4.00%, 07/01/31 754,480
500,000 University of Nebraska Facilities Corp.,
Nebraska RB, 4.00%, 07/15/30 576,734
500,000 University of Nebraska Facilities Corp.,
Nebraska RB, 5.00%, 07/15/25 585,817
500,000 University of Nebraska Facilities Corp.,
Nebraska RB, 5.00%, 07/15/26 603,231
400,000 Village of Boys Town NE, Nebraska
RB, 3.00%, 07/01/35 439,860
1,700,000 Village of Boys Town NE, Nebraska
RB, 3.00%, 09/01/28 1,895,858
75,000 West Haymarket Joint Public Agency,
Nebraska GO, 5.00%, 12/15/26 75,723
105,000 West Haymarket Joint Public Agency,
Nebraska GO, 4.00%, 12/15/28 105,805
450,000 York County NE School District No.
12, Nebraska GO, 2.00%, 12/15/25 469,945
68,392,708
North Dakota - 0.7%
500,000 City of Fargo ND, North Dakota GO,
3.00%, 05/01/34 526,215
Principal
Amount
Security
Description Value
South Dakota - 0.7%
$ 425,000 City of Brandon SD Sales Tax Revenue,
South Dakota RB, 3.00%, 12/01/26 $ 469,796
69,388,719
U.S. GOVERNMENT MORTGAGE BACKED SECURITIES - 0.9%
Federal Home Loan Mortgage Corp. - 0.9%
600,000 Federal Home Loan Mortgage Corp.
#WE5001, 2.65%, 04/01/29 639,552
Total Government & Agency Obligations (Cost
$67,433,569) 70,028,271
Shares
Security
Description Value
Short-Term Investments - 1.4%
Investment Company - 1.4%
948,159 BlackRock Liquidity Funds T-Fund
Portfolio, Institutional Shares,
0.01% (b) 948,159
Total Short-Term Investments (Cost $948,159) 948,159
Investments, at value - 100.0% (Cost $68,381,728) 70,976,430
Other assets in excess of liabilities - 0.0% 31,439
NET ASSETS - 100.0% $ 71,007,869
(a) Adjustable rate security, the interest rate of which adjusts periodically based on changes in current interest rates. Rate represented is as of September 30,
2021.
(b) Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2021.
COP Certificate of Participation
FHLMC Federal Home Loan Mortgage Corporation
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
GO General Obligation
RB Revenue Bond

SCHEDULES OF PORTFOLIO INVESTMENTS
September 30, 2021 (Unaudited)
BALANCED FUND
Semi-Annual Report 2021
See accompanying Notes to Financial Statements.

Shares
Security
Description Value
Common Stocks - 62.7%
Communication Services - 6.7%
6,725 Activision Blizzard, Inc. $ 520,448
922 Alphabet, Inc., Class C (a) 2,457,416
11,300 Comcast Corp., Class A 632,009
4,175 Facebook, Inc., Class A (a) 1,416,953
9,450 Verizon Communications, Inc. 510,394
5,537,220
Consumer Discretionary - 7.7%
668 Amazon.com, Inc. (a) 2,194,407
258 Booking Holdings, Inc. (a) 612,458
10,800 Gentex Corp. 356,184
3,990 NIKE, Inc., Class B 579,468
915 O'Reilly Automotive, Inc. (a) 559,120
1,010 Pool Corp. 438,754
6,400 Rent-A-Center, Inc./TX, Class A 359,744
4,750 Royal Caribbean Cruises, Ltd. (a) 422,512
2,510 The Home Depot, Inc. 823,933
6,346,580
Consumer Staples - 3.2%
4,625 Church & Dwight Co., Inc. 381,886
2,580 Constellation Brands, Inc., Class A 543,580
1,245 Costco Wholesale Corp. 559,441
6,830 Lamb Weston Holdings, Inc. 419,157
5,290 Walmart, Inc. 737,320
2,641,384
Energy - 1.6%
1,800 Diamondback Energy, Inc. 170,406
3,450 EOG Resources, Inc. 276,932
7,700 Exxon Mobil Corp. 452,914
2,600 Phillips 66 182,078
6,500 Schlumberger NV 192,660
1,274,990
Financials - 7.0%
765 BlackRock, Inc. 641,575
3,065 Chubb, Ltd. 531,716
2,055 CME Group, Inc. 397,396
12,500 Equitable Holdings, Inc. 370,500
6,700 First American Financial Corp. 449,235
5,575 JPMorgan Chase & Co. 912,572
14,800 KeyCorp 319,976
6,100 Morgan Stanley 593,591
3,940 Northern Trust Corp. 424,771
4,080 SouthState Corp. 304,654
7,450 U.S. Bancorp 442,828
8,500 Wells Fargo & Co. 394,485
5,783,299
Health Care - 8.0%
6,800 Abbott Laboratories 803,284
6,200 AMN Healthcare Services, Inc. (a) 711,450
1,200 Biogen, Inc. (a) 339,588
5,425 Edwards Lifesciences Corp. (a) 614,164
Shares
Security
Description Value
3,105 Eli Lilly & Co. $ 717,410
5,350 Horizon Therapeutics PLC (a) 586,039
960 Humana, Inc. 373,584
5,375 Integer Holdings Corp. (a) 480,203
1,804 LHC Group, Inc. (a) 283,066
1,645 Thermo Fisher Scientific, Inc. 939,838
3,915 Zoetis, Inc. 760,058
6,608,684
Industrials - 5.7%
4,500 AMETEK, Inc. 558,045
1,400 Cintas Corp. 532,924
20,000 CSX Corp. 594,800
10,150 IAA, Inc. (a) 553,885
5,100 MasTec, Inc. (a) 440,028
9,137 Raytheon Technologies Corp. 785,417
7,600 The Timken Co. 497,192
4,775 Waste Management, Inc. 713,194
4,675,485
Information Technology - 17.1%
1,620 Adobe, Inc. (a) 932,666
24,285 Apple, Inc. 3,436,328
785 Broadcom, Inc. 380,670
3,105 CDW Corp. 565,172
3,010 Citrix Systems, Inc. 323,184
3,075 CMC Materials, Inc. 378,932
2,385 FleetCor Technologies, Inc. (a) 623,129
2,680 Mastercard, Inc., Class A 931,782
4,125 Microchip Technology, Inc. 633,146
11,675 Microsoft Corp. 3,291,416
6,630 NVIDIA Corp. 1,373,471
1,545 Paycom Software, Inc. (a) 765,934
3,220 QUALCOMM, Inc. 415,316
14,051,146
Materials - 1.8%
5,590 Berry Global Group, Inc. (a) 340,319
4,350 FMC Corp. 398,286
1,925 Linde PLC 564,757
11,300 PureCycle Technologies, Inc. (a) 150,064
1,453,426
Real Estate - 2.1%
1,970 American Tower Corp. REIT 522,858
11,090 First Industrial Realty Trust, Inc. REIT 577,567
3,225 Sun Communities, Inc. REIT 596,947
1,697,372
Utilities - 1.8%
5,175 Atmos Energy Corp. 456,435
7,620 NextEra Energy, Inc. 598,322
6,500 Southwest Gas Holdings, Inc. 434,720
1,489,477
Total Common Stocks (Cost $27,034,060) 51,559,063

SCHEDULES OF PORTFOLIO INVESTMENTS
September 30, 2021 (Unaudited)
BALANCED FUND
Semi-Annual Report 2021
See accompanying Notes to Financial Statements.

Principal
Amount
Security
Description Value
Non-U.S. Government Agency Asset Backed Securities - 7.5%
Asset Backed Securities - 3.3%
$ 155,000 Aligned Data Centers Issuer, LLC,
1.94%, 08/15/46 (b) $ 155,769
50,000 AMSR Trust, 1.63%, 07/17/37 (b) 50,394
125,000 Amur Equipment Finance Receivables
IX, LLC, 0.75%, 11/20/26 (b) 125,022
121,125 Cascade Funding Mortgage Trust,
4.00%, 10/25/68 (b)(c) 125,673
237,197 CF Hippolyta Issuer, LLC, 1.69%,
07/15/60 (b) 240,411
74,561 CF Hippolyta, LLC, 1.53%,
03/15/61 (b) 75,050
133,906 Colony American Finance, Ltd., 1.83%,
03/15/50 (b) 136,009
61,519 Commonbond Student Loan Trust,
3.87%, 02/25/46 (b) 63,472
72,714 ELFI Graduate Loan Program, LLC,
1.73%, 08/25/45 (b) 73,078
135,000 FRTKL 2021-SFR1, 1.57%,
09/17/38 (b) 134,348
130,000 Navient Student Loan Trust (USD 1
Month LIBOR + 1.60%), 1.68%,
10/15/31 (b)(d) 132,376
130,000 North Texas Higher Education
Authority, Inc. (USD 1 Month LIBOR
+ 0.57%), 0.68%, 09/25/61 (d) 130,000
97,743 Pawnee Equipment Receivables, 2.29%,
10/15/24 (b) 98,581
60,534 Preferred Term Securities XII, Ltd./
Preferred Term Securities XII, Inc.
(USD 3 Month LIBOR + 0.70%),
0.82%, 12/24/33 (b)(d) 60,232
120,000 Progress Residential Trust, 1.52%,
07/17/38 (b) 119,783
155,974 SLM Student Loan Trust (USD 3
Month LIBOR + 1.65%), 1.78%,
07/25/22 (d) 157,355
98,599 SMB Private Education Loan Trust,
2.70%, 05/15/31 (b) 100,857
265,000 SoFi Professional Loan Program 2021-B
Trust, 1.14%, 02/15/47 (b) 264,708
82,804 Stack Infrastructure Issuer, LLC, 4.54%,
02/25/44 (b) 87,080
70,000 Stack Infrastructure Issuer, LLC, 1.88%,
03/26/46 (b) 69,871
139,394 Tricon American Homes Trust, 1.48%,
11/17/39 (b) 136,980
Principal
Amount
Security
Description Value
$ 180,000 Vantage Data Centers, LLC, 1.65%,
09/15/45 (b) $ 179,453
2,716,502
Non-Agency Commercial Mortgage Backed Securities - 3.1%
375,000 American Tower Trust #1, 3.07%,
03/15/23 (b) 375,374
150,000 BAMLL Commercial Mortgage
Securities Trust 2013-WBRK,
3.65%, 03/10/37 (b)(c) 158,868
190,000 Barclays Commercial Mortgage Trust,
3.04%, 11/15/52 198,478
160,000 BX Commercial Mortgage Trust 2021-
VOLT (USD 1 Month LIBOR +
0.95%), 1.05%, 09/15/36 (b)(d) 160,077
125,000 CD Commercial Mortgage Trust,
4.21%, 08/15/51 139,344
175,000 Goldman Sachs Mortgage Securities
Trust, 2.32%, 05/12/53 181,772
200,000 Hudson Yards Mortgage Trust, 3.23%,
07/10/39 (b) 216,178
214,378 Key Commercial Mortgage Securities
Trust, 2.66%, 06/15/52 (b) 221,202
183,432 Key Commercial Mortgage Securities
Trust, 1.25%, 09/16/52 (b) 183,279
145,000 KNDR 2021-KIND A (USD 1
Month LIBOR + 0.95%), 1.03%,
08/15/38 (b)(d) 145,046
75,000 STWD Trust 2021-FLWR (USD 1
Month LIBOR + 0.58%), 0.66%,
07/15/36 (b)(d) 74,857
105,864 Sutherland Commercial Mortgage Trust,
2.86%, 12/25/35 (b)(c) 106,129
75,000 UBS Commercial Mortgage Trust,
4.19%, 08/15/51 83,448
150,000 UBS Commercial Mortgage Trust,
2.99%, 12/15/52 160,823
146,256 Velocity Commercial Capital Loan
Trust, 1.40%, 05/25/51 (b)(c) 145,308
2,550,183
Non-Agency Residential Mortgage Backed Securities - 1.1%
59,836 Bayview Commercial Asset Trust
REMIC (USD 1 Month LIBOR +
0.87%), 0.96%, 12/25/33 (b)(d) 59,534
192,774 Brean Asset Backed Securities Trust,
1.40%, 10/25/63 (b)(c) 184,624
109,765 Cascade Funding Mortgage Trust,
2.80%, 06/25/69 (b)(c) 111,336
107,268 Cascade Funding Mortgage Trust, LLC,
0.80%, 02/25/31 (b)(c) 107,303
72,478 Citigroup Mortgage Loan Trust, 3.50%,
01/25/66 (b)(c) 75,412

SCHEDULES OF PORTFOLIO INVESTMENTS
September 30, 2021 (Unaudited)
BALANCED FUND
Semi-Annual Report 2021
See accompanying Notes to Financial Statements.

Principal
Amount
Security
Description Value
$ 19,184 Citigroup Mortgage Loan Trust REMIC,
4.00%, 01/25/35 (b)(c) $ 19,769
131,260 Credit Suisse Mortgage Trust, 3.25%,
04/25/47 (b)(c) 137,491
95,928 Finance of America Structured Securities
Trust, 1.50%, 04/25/51 95,803
72,167 Freddie Mac Whole Loan Securities,
3.65%, 09/25/45 (c) 72,895
37,859 New Residential Mortgage Loan Trust
REMIC, 3.75%, 08/25/55 (b)(c) 39,938
1,348 Towd Point Mortgage Trust REMIC,
3.50%, 02/25/55 (b)(c) 1,347
905,452
Total Non-U.S. Government Agency Asset Backed
Securities (Cost $6,110,306) 6,172,137
Corporate Bonds - 12.8%
Communication Services - 0.9%
348,000 AT&T, Inc., 4.30%, 02/15/30 399,357
317,000 Verizon Communications, Inc., 4.33%,
09/21/28 364,400
763,757
Consumer Discretionary - 1.6%
140,000 Dollar General Corp., 3.50%, 04/03/30 153,994
166,000 Dollar General Corp., 3.25%, 04/15/23 172,115
100,000 Hanesbrands, Inc., 4.63%, 05/15/24 (b) 105,428
265,000 McDonald's Corp., 2.13%, 03/01/30 267,470
50,000 Newell Brands, Inc., 4.70%, 04/01/26 55,126
50,000 Starbucks Corp., 2.00%, 03/12/27 51,299
265,000 The Walt Disney Co., 2.65%, 01/13/31 276,620
215,000 Whirlpool Corp., 4.70%, 06/01/22 221,115
1,303,167
Consumer Staples - 0.4%
175,000 Church & Dwight Co., Inc., 2.88%,
10/01/22 179,334
165,000 Reckitt Benckiser Treasury Services
PLC, 3.00%, 06/26/27 (b) 177,668
357,002
Financials - 4.5%
250,000 Bank of America Corp., MTN, 3.56%,
04/23/27 (c) 272,057
301,000 CBRE Services, Inc., 2.50%, 04/01/31 303,137
240,000 Citigroup, Inc., 3.89%, 01/10/28 (c) 265,207
270,000 CME Group, Inc., 3.00%, 03/15/25 287,445
270,000 Intercontinental Exchange, Inc., 2.10%,
06/15/30 266,140
305,000 JPMorgan Chase & Co., 1.05%,
11/19/26 (c) 300,374
130,000 JPMorgan Chase & Co., 3.25%,
09/23/22 133,805
110,000 KeyCorp, MTN, 2.25%, 04/06/27 113,660
Principal
Amount
Security
Description Value
$ 120,000 Metropolitan Life Global Funding I,
3.60%, 01/11/24 (b) $ 128,055
230,000 Morgan Stanley, GMTN, 3.77%,
01/24/29 (c) 254,499
70,000 Morgan Stanley, GMTN, 3.75%,
02/25/23 73,193
130,000 Regions Financial Corp., 1.80%,
08/12/28 128,459
220,000 The Charles Schwab Corp., 3.85%,
05/21/25 240,773
240,000 The Goldman Sachs Group, Inc.,
3.85%, 01/26/27 263,695
230,000 U.S. Bancorp, Series J (callable at
100 beginning 04/15/27), 5.30%,
10/15/49 (c)(e) 262,867
270,000 Wells Fargo & Co., 3.00%, 04/22/26 289,681
3,583,047
Health Care - 0.2%
125,000 Baylor Scott & White Holdings, 1.78%,
11/15/30 122,507
37,000 Becton Dickinson and Co., 3.73%,
12/15/24 39,983
162,490
Industrials - 2.5%
255,000 Agilent Technologies, Inc., 2.10%,
06/04/30 252,428
250,000 BMW Finance NV, 2.85%, 08/14/29 (b) 265,117
300,000 Harman International Industries, Inc.,
4.15%, 05/15/25 327,899
260,000 Huntington Ingalls Industries, Inc.,
3.48%, 12/01/27 280,605
150,000 Roper Technologies, Inc., 2.80%,
12/15/21 150,443
170,000 TTX Co., 3.60%, 01/15/25 (b) 183,406
175,000 Union Pacific Corp., 3.95%, 09/10/28 198,306
250,000 Volkswagen Group of America Finance,
LLC, 3.35%, 05/13/25 (b) 267,277
250,000 Waste Management, Inc., 1.50%,
03/15/31 234,883
2,160,364
Information Technology - 2.4%
170,000 Applied Materials, Inc., 1.75%,
06/01/30 167,373
235,000 eBay, Inc., 3.60%, 06/05/27 260,077
140,000 NVIDIA Corp., 2.85%, 04/01/30 150,024
200,000 Oracle Corp., 3.40%, 07/08/24 213,546
293,000 QUALCOMM, Inc., 2.15%, 05/20/30 297,459
250,000 Telefonaktiebolaget LM Ericsson,
4.13%, 05/15/22 255,110
295,000 TSMC Global, Ltd., 1.38%,
09/28/30 (b) 274,915

SCHEDULES OF PORTFOLIO INVESTMENTS
September 30, 2021 (Unaudited)
BALANCED FUND
Semi-Annual Report 2021
See accompanying Notes to Financial Statements.

Principal
Amount
Security
Description Value
$ 310,000 Xilinx, Inc., 2.38%, 06/01/30 $ 316,281
1,934,785
Materials - 0.3%
209,000 Albemarle Corp., 4.15%, 12/01/24 228,112
Total Corporate Bonds (Cost $10,156,980) 10,492,724
Government & Agency Obligations - 11.8%
GOVERNMENT SECURITIES - 10.7%
Municipals - 0.6%
350,000 California State University, California
RB, 5.45%, 11/01/22 369,766
125,000 Grand Island Public Schools, Nebraska
GO, 1.69%, 12/15/31 120,685
50,000 La Vista Economic Development Fund,
Nebraska RB, 1.64%, 10/15/28 50,023
540,474
Treasury Inflation Index Securities - 1.0%
245,120 U.S. Treasury Inflation Indexed Bond,
1.75%, 01/15/28 (f) 290,072
493,916 U.S. Treasury Inflation Indexed Note,
0.13%, 01/15/22 (f) 498,144
788,216
U.S. Treasury Securities - 9.1%
1,655,000 U.S. Treasury Note, 1.63%, 11/15/22 1,682,928
475,000 U.S. Treasury Note, 2.75%, 11/15/23 499,455
2,865,000 U.S. Treasury Note, 2.13%, 05/15/25 3,010,936
1,685,000 U.S. Treasury Note, 2.25%, 02/15/27 1,789,786
500,000 U.S. Treasury Note/Bond, 1.50%,
02/15/30 503,184
7,486,289
U.S. GOVERNMENT MORTGAGE BACKED SECURITIES - 1.1%
Federal Home Loan Mortgage Corp. - 0.7%
103,222 Federal Home Loan Mortgage Corp.,
3.00%, 07/15/36 103,720
111,679 Federal Home Loan Mortgage Corp.,
3.75%, 12/15/54 (g) 115,343
64,610 Federal Home Loan Mortgage Corp.
#SB8006, 3.00%, 09/01/34 68,179
48,379 Federal Home Loan Mortgage Corp.
REMIC, 3.50%, 06/15/50 49,794
240,000 Seasoned Loans Structured Transaction
Trust, 2.75%, 09/25/29 253,538
590,574
Federal National Mortgage Association - 0.2%
30,261 Federal National Mortgage Association
#AL1321, 3.50%, 12/01/26 32,298
83,025 Federal National Mortgage Association
REMIC, 4.15%, 04/25/29 (c) 90,825
51,163 Federal National Mortgage Association
REMIC, 2.50%, 09/25/39 52,413
175,536
Principal
Amount
Security
Description Value
Government National Mortgage Association - 0.2%
$ 93,162 Government National Mortgage
Association, 3.50%, 01/20/69 (c) $ 98,817
Total Government & Agency Obligations (Cost
$9,309,216) 9,679,906
Shares
Security
Description Value
Short-Term Investments - 5.3%
Investment Company - 5.3%
4,379,059 BlackRock Liquidity Funds T-Fund
Portfolio, Institutional Shares,
0.01% (h) 4,379,059
Total Short-Term Investments (Cost $4,379,059) 4,379,059
Investments, at value - 100.1% (Cost $56,989,621) 82,282,889
Other liabilities in excess of assets - (0.1)% (76,589)
NET ASSETS - 100.0% $ 82,206,300
(a) Non-income producing security.
(b) 144a Security, which is exempt from registration under the Securities Act of 1933. The Sub-Adviser has deemed this security to be liquid based on procedures approved by Tributary Funds’ Board of Directors. As of
September 30, 2021, the aggregate value of these liquid securities were
$6,354,085 or 7.7% of net assets.
(c) Variable or adjustable rate security, the interest rate of which adjusts periodically based on changes in current interest rates. Rate represented is as of September 30, 2021.
(d) Floating rate security. Rate presented is as of September 30, 2021.
(e) Perpetual maturity security.
(f) U.S. Treasury inflation indexed security, par amount is adjusted for inflation.
(g) Debt obligation initially issued at one coupon rate which converts to higher coupon rate at a specified date. Rate presented is as of September 30, 2021.
(h) Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2021.
GMTN Global Medium Term Note
GO General Obligation
LIBOR London Interbank Offered Rate
LLC Limited Liability Company
MTN Medium Term Note
PLC Public Limited Company
RB Revenue Bond
REIT Real Estate Investment Trust
REMIC Real Estate Mortgage Investment Conduit

SCHEDULES OF PORTFOLIO INVESTMENTS
September 30, 2021 (Unaudited)
GROWTH OPPORTUNITIES FUND
Semi-Annual Report 2021
See accompanying Notes to Financial Statements.

Shares
Security
Description Value
Common Stocks - 98.4%
Communication Services - 2.7%
24,500 Altice USA, Inc., Class A (a) $ 507,640
6,500 IAC/InterActiveCorp (a) 846,885
8,000 Spotify Technology SA (a) 1,802,720
12,723 Vimeo, Inc. (a) 373,674
123,300 Zynga, Inc. (a) 928,449
4,459,368
Consumer Discretionary - 15.3%
7,500 Burlington Stores, Inc. (a) 2,126,775
4,800 Domino's Pizza, Inc. 2,289,408
18,000 DR Horton, Inc. 1,511,460
27,500 DraftKings , Inc., Class A (a) 1,324,400
11,510 Five Below, Inc. (a) 2,035,083
19,600
Floor & Decor Holdings, Inc.,
Class A (a) 2,367,484
18,300 Hilton Worldwide Holdings, Inc. (a) 2,417,613
7,100 Lululemon Athletica , Inc. (a) 2,873,370
18,900 Ollie's Bargain Outlet Holdings, Inc. (a) 1,139,292
3,300 O'Reilly Automotive, Inc. (a) 2,016,498
17,700 Planet Fitness, Inc., Class A (a) 1,390,335
4,300 Pool Corp. 1,867,963
10,800 Stitch Fix, Inc., Class A (a) 431,460
21,200 YETI Holdings, Inc. (a) 1,816,628
25,607,769
Consumer Staples - 1.2%
10,000 Church & Dwight Co., Inc. 825,700
3,750 Post Holdings, Inc. (a) 413,100
20,700 The Kroger Co. 836,901
2,075,701
Energy - 1.6%
27,600 Diamondback Energy, Inc. 2,612,892
Financials - 6.6%
7,200 eHealth, Inc. (a) 291,600
65,200 Equitable Holdings, Inc. 1,932,528
17,200 LPL Financial Holdings, Inc. 2,696,272
2,640 MarketAxess Holdings, Inc. 1,110,622
5,100 MSCI, Inc. 3,102,534
36,100 OneMain Holdings, Inc. 1,997,413
11,130,969
Health Care - 17.1%
5,700 10X Genomics, Inc., Class A (a) 829,806
3,800 AdaptHealth Corp. (a) 88,502
5,200 Bio- Techne Corp. 2,519,764
24,300 Horizon Therapeutics PLC (a) 2,661,822
5,600 IDEXX Laboratories, Inc. (a) 3,482,640
12,000 Incyte Corp. (a) 825,360
6,100 Insulet Corp. (a) 1,733,803
4,700 LHC Group, Inc. (a) 737,477
Shares
Security
Description Value
40,900 Maravai LifeSciences Holdings, Inc. (a) $ 2,007,372
8,200 Masimo Corp. (a) 2,219,822
9,000 Quidel Corp. (a) 1,270,350
10,000 Sage Therapeutics, Inc. (a) 443,100
13,400 Seagen , Inc. (a) 2,275,320
15,900 Tandem Diabetes Care, Inc. (a) 1,898,142
3,000 Teladoc Health, Inc. (a) 380,430
2,300 Teleflex, Inc. 866,065
4,000 The Cooper Cos., Inc. 1,653,240
9,900 Veeva Systems, Inc., Class A (a) 2,852,883
28,745,898
Industrials - 14.8%
13,200 AMETEK, Inc. 1,636,932
5,900 Cintas Corp. 2,245,894
22,700 CoStar Group, Inc. (a) 1,953,562
10,200 Dover Corp. 1,586,100
24,600 GXO Logistics, Inc. (a) 1,929,624
36,900 IAA, Inc. (a) 2,013,633
18,200 ITT, Inc. 1,562,288
10,400 Old Dominion Freight Line, Inc. 2,974,192
18,900 Quanta Services, Inc. 2,151,198
1,730 TransDigm Group, Inc. (a) 1,080,506
20,300 TransUnion 2,279,893
23,600 Trex Co., Inc. (a) 2,405,548
13,800 XPO Logistics, Inc. (a) 1,098,204
24,917,574
Information Technology - 35.6%
12,000 Broadridge Financial Solutions, Inc. 1,999,680
7,870 CDW Corp. 1,432,498
9,700 Coupa Software, Inc. (a) 2,126,046
12,800 DocuSign, Inc. (a) 3,295,104
73,000 Dropbox, Inc., Class A (a) 2,133,060
47,800 Dynatrace , Inc. (a) 3,392,366
6,300 EPAM Systems, Inc. (a) 3,594,024
4,480 Fair Isaac Corp. (a) 1,782,726
4,100 FleetCor Technologies, Inc. (a) 1,071,207
9,700 Fortinet, Inc. (a) 2,832,788
2,600 KLA Corp. 869,726
33,300 LivePerson , Inc. (a) 1,963,035
17,700 Microchip Technology, Inc. 2,716,773
12,800 MKS Instruments, Inc. 1,931,648
4,800 Monolithic Power Systems, Inc. 2,326,464
6,600 Palo Alto Networks, Inc. (a) 3,161,400
19,750 Paychex, Inc. 2,220,888
6,100 Paycom Software, Inc. (a) 3,024,075
86,700 Pure Storage, Inc., Class A (a) 2,181,372
7,400 RingCentral, Inc., Class A (a) 1,609,500
41,300 Smartsheet , Inc., Class A (a) 2,842,266
6,970 SolarEdge Technologies, Inc. (a) 1,848,583
15,800 Splunk , Inc. (a) 2,286,418

SCHEDULES OF PORTFOLIO INVESTMENTS
September 30, 2021 (Unaudited)
GROWTH OPPORTUNITIES FUND
Semi-Annual Report 2021
See accompanying Notes to Financial Statements.

Shares
Security
Description Value
9,000 Synopsys, Inc. (a) $ 2,694,690
45,500 Tenable Holdings, Inc. (a) 2,099,370
4,500 Zebra Technologies Corp. (a) 2,319,390
59,755,097
Materials - 2.4%
24,200 Ball Corp. 2,177,274
29,200 Berry Global Group, Inc. (a) 1,777,696
3,954,970
Real Estate - 1.1%
31,000 Opendoor Technologies, Inc. (a) 636,430
6,800 Sun Communities, Inc. REIT 1,258,680
1,895,110
Total Common Stocks (Cost $112,522,013) 165,155,348
Shares
Security
Description Value
Short-Term Investments - 2.4%
Investment Company - 2.4%
3,994,523
BlackRock Liquidity Funds T-Fund
Portfolio, Institutional Shares,
0.01% (b) 3,994,523
Total Short-Term Investments (Cost $3,994,523) 3,994,523
Investments, at value - 100.8% (Cost $116,516,536) 169,149,871
Other liabilities in excess of assets - (0.8)% (1,306,331)
NET ASSETS - 100.0% $ 167,843,540
(a) Non-income producing security.
(b)
Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2021.
PLC Public Limited Company
REIT Real Estate Investment Trust

SCHEDULES OF PORTFOLIO INVESTMENTS
September 30, 2021 (Unaudited)
SMALL/MID CAP FUND
Semi-Annual Report 2021
See accompanying Notes to Financial Statements.

(a)
Non-income producing security.
(b)
Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2021.
PLC
Public Limited Company
REIT
Real Estate Investment Trust
Shares
Security
Description Value
Common Stocks - 99.5%
Communication Services - 2.9%
874 Nexstar Media Group, Inc., Class A $ 132,813
Consumer Discretionary - 11.6%
386 Burlington Stores, Inc. (a) 109,458
1,001 Dorman Products, Inc. (a) 94,765
2,818 G-III Apparel Group, Ltd. (a) 79,749
467 LGI Homes, Inc. (a) 66,272
1,032 Ollie's Bargain Outlet Holdings, Inc. (a) 62,209
599 Tractor Supply Co. 121,363
533,816
Consumer Staples - 4.0%
362 Casey's General Stores, Inc. 68,219
299 Coca-Cola Consolidated, Inc. 117,860
186,079
Energy - 2.1%
3,803 CNX Resources Corp. (a) 47,994
302 Pioneer Natural Resources Co. 50,286
98,280
Financials - 14.9%
760 Arthur J Gallagher & Co. 112,974
825 Cullen/Frost Bankers, Inc. 97,862
71 Markel Corp. (a) 84,854
1,058 Selective Insurance Group, Inc. 79,911
1,103 SouthState Corp. 82,361
1,515 Stifel Financial Corp. 102,959
751 UMB Financial Corp. 72,629
1,450 United Bankshares , Inc. 52,751
686,301
Health Care - 14.7%
920 AMN Healthcare Services, Inc. (a) 105,570
374 ICON PLC (a) 97,996
1,830 Integra LifeSciences Holdings Corp. (a) 125,318
652 LHC Group, Inc. (a) 102,305
517 Omnicell , Inc. (a) 76,738
806 Pacira BioSciences , Inc. (a) 45,136
730 PerkinElmer, Inc. 126,502
679,565
Industrials - 17.8%
302 CACI International, Inc., Class A (a) 79,154
486 Carlisle Cos., Inc. 96,612
720 EnerSys 53,597
701 Fortune Brands Home & Security, Inc. 62,683
586 Forward Air Corp. 48,650
817 Franklin Electric Co., Inc. 65,237
714 ICF International, Inc. 63,753
748 Oshkosh Corp. 76,573
822 Quanta Services, Inc. 93,560
908 Robert Half International, Inc. 91,100
625 Tetra Tech, Inc. 93,338
824,257
Shares
Security
Description Value
Information Technology - 17.9%
597 Ambarella , Inc. (a) $ 92,977
980 Blackbaud , Inc. (a) 68,943
1,633 Bottomline Technologies DE, Inc. (a) 64,144
462 Broadridge Financial Solutions, Inc. 76,988
1,723 Cambium Networks Corp. (a) 62,355
809 ExlService Holdings, Inc. (a) 99,604
410 Littelfuse , Inc. 112,041
595 MKS Instruments, Inc. 89,791
762 PTC, Inc. (a) 91,280
630 Qualys , Inc. (a) 70,113
828,236
Materials - 3.5%
525 Balchem Corp. 76,162
1,098 RPM International, Inc. 85,260
161,422
Real Estate - 7.6%
1,331 American Campus Communities, Inc.
REIT 64,487
1,208 Duke Realty Corp. REIT 57,827
2,862 Easterly Government Properties, Inc.
REIT 59,129
302 Jones Lang LaSalle, Inc. (a) 74,923
827 Lamar Advertising Co., Class A REIT 93,823
350,189
Utilities - 2.5%
1,116 IDACORP, Inc. 115,372
Total Common Stocks (Cost $3,371,151) 4,596,330
Shares
Security
Description Value
Short-Term Investments - 0.8%
Investment Company - 0.8%
36,809 BlackRock Liquidity Funds T-Fund
Portfolio, Institutional Shares,
0.01% (b) 36,809
Total Short-Term Investments (Cost $36,809) 36,809
Investments, at value - 100.3% (Cost $3,407,960) 4,633,139
Other liabilities in excess of assets - (0.3)% (12,371)
NET ASSETS - 100.0% $ 4,620,768

SCHEDULES OF PORTFOLIO INVESTMENTS
September 30, 2021 (Unaudited)
SMALL COMPANY FUND
Semi-Annual Report 2021
See accompanying Notes to Financial Statements.

Shares
Security
Description Value
Common Stocks - 98.4%
Communication Services - 2.5%
117,876 Nexstar Media Group, Inc., Class A $ 17,912,437
Consumer Discretionary - 12.4%
173,682 Boot Barn Holdings, Inc. (a) 15,435,119
151,310 Dorman Products, Inc. (a) 14,324,518
434,407 G-III Apparel Group, Ltd. (a) 12,293,718
289,035 La-Z-Boy, Inc. 9,315,598
60,850 LGI Homes, Inc. (a) 8,635,223
436,181 Movado Group, Inc. 13,735,340
112,738 Ollie's Bargain Outlet Holdings, Inc. (a) 6,795,847
112,181 Patrick Industries, Inc. 9,344,677
89,880,040
Consumer Staples - 3.6%
44,254 Coca-Cola Consolidated, Inc. 17,444,042
54,504 J & J Snack Foods Corp. 8,329,301
25,773,343
Energy - 2.2%
1,259,456 CNX Resources Corp. (a) 15,894,335
Financials - 15.9%
394,221 Atlantic Union Bankshares Corp. 14,527,044
228,674 Mercantile Bank Corp. 7,324,428
219,481 Moelis & Co., Class A 13,579,290
261,783 Seacoast Banking Corp. of Florida 8,850,883
258,936 Selective Insurance Group, Inc. 19,557,436
209,475 SouthState Corp. 15,641,498
172,543 Stewart Information Services Corp. 10,915,070
104,534 Stifel Financial Corp. 7,104,131
75,086 UMB Financial Corp. 7,261,567
285,537 United Bankshares , Inc. 10,387,836
115,149,183
Health Care - 14.6%
144,721 AMN Healthcare Services, Inc. (a) 16,606,735
219,319 Avanos Medical, Inc. (a) 6,842,753
81,594 Integer Holdings Corp. (a) 7,289,608
269,674 Integra LifeSciences Holdings Corp. (a) 18,467,275
35,875 LHC Group, Inc. (a) 5,629,146
88,264 Medpace Holdings, Inc. (a) 16,706,610
299,855 Natus Medical, Inc. (a) 7,520,363
93,064 Omnicell , Inc. (a) 13,813,490
126,243 Pacira BioSciences , Inc. (a) 7,069,608
230,464 Supernus Pharmaceuticals, Inc. (a) 6,146,475
106,092,063
Industrials - 17.4%
144,233 American Woodmark Corp. (a) 9,428,511
204,432 Barnes Group, Inc. 8,530,947
28,716 CACI International, Inc., Class A (a) 7,526,464
181,042 Comfort Systems USA, Inc. 12,911,916
76,469 CSW Industrials, Inc. 9,765,091
129,319 EnerSys 9,626,506
155,947 Forward Air Corp. 12,946,720
163,676 Franklin Electric Co., Inc. 13,069,529
169,126 ICF International, Inc. 15,101,261
Shares
Security
Description Value
206,547 Kforce , Inc. $ 12,318,463
208,987 Korn Ferry 15,122,299
126,347,707
Information Technology - 15.7%
63,460 Ambarella , Inc. (a) 9,883,260
391,129 Benchmark Electronics, Inc. 10,447,056
130,078 Blackbaud , Inc. (a) 9,150,987
252,103 Bottomline Technologies DE, Inc. (a) 9,902,606
214,882 Cambium Networks Corp. (a) 7,776,580
161,398 Cass Information Systems, Inc. 6,754,506
261,946 CTS Corp. 8,096,751
120,886 Diodes, Inc. (a) 10,951,063
126,255 ExlService Holdings, Inc. (a) 15,544,516
234,206 Onto Innovation, Inc. (a) 16,921,383
49,379 SPS Commerce, Inc. (a) 7,965,326
113,394,034
Materials - 3.9%
98,840 Balchem Corp. 14,338,719
125,197 Kaiser Aluminum Corp. 13,641,465
27,980,184
Real Estate - 6.6%
132,844 Agree Realty Corp. REIT 8,798,258
444,332 Easterly Government Properties, Inc.
REIT 9,179,899
240,144 Getty Realty Corp. REIT 7,038,621
374,209 Marcus & Millichap, Inc. (a) 15,200,369
646,567 Sunstone Hotel Investors, Inc. REIT (a) 7,720,010
47,937,157
Utilities - 3.6%
64,022 Chesapeake Utilities Corp. 7,685,841
124,465 IDACORP, Inc. 12,867,192
135,285 Unitil Corp. 5,787,492
26,340,525
Total Common Stocks (Cost $457,205,220) 712,701,008
Shares
Security
Description Value
Short-Term Investments - 1.5%
Investment Company - 1.5%
11,155,029 BlackRock Liquidity Funds T-Fund
Portfolio, Institutional Shares,
0.01% (b) 11,155,029
Total Short-Term Investments (Cost $11,155,029) 11,155,029
Investments, at value - 99.9% (Cost $468,360,249) 723,856,037
Other assets in excess of liabilities - 0.1% 763,268
NET ASSETS - 100.0% $ 724,619,305

SCHEDULES OF PORTFOLIO INVESTMENTS
September 30, 2021 (Unaudited)
SMALL COMPANY FUND
Semi-Annual Report 2021
See accompanying Notes to Financial Statements.

(a)
Non-income producing security.
(b)
Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2021.
REIT
Real Estate Investment Trust

Semi-Annual Report 2021
STATEMENTS OF ASSETS AND LIABILITIES
September 30, 2021 (Unaudited)

See accompanying Notes to Financial Statements.
SHORT-INTERMEDIATE
BOND FUND INCOME FUND
Assets:
Investments, at cost $ 236,412,438 $ 193,596,301
Unrealized appreciation of investments
1,840,048 8,337,734
Total investments, at value 238,252,486 201,934,035
Receivable for capital shares issued 964,665 300,138
Receivable for investments sold – 295,640
Interest and dividends receivable 1,022,647 1,041,584
Receivable from investment advisor – –
Prepaid expenses 4,126 5,473
Total Assets
240,243,924 203,576,870
Liabilities:
Distributions payable 263,915 322,989
Payable for investments purchased 1,800,000 671,274
Payable for capital shares redeemed 86,125 66,557
Accrued expenses and other payables:
Investment advisory fees 49,704 48,524
Administration fees payable to non-related parties 8,687 7,439
Administration fees payable to related parties 13,680 11,715
Shareholder service fees 5,072 2,752
Other fees 41,278 41,328
Total Liabilities
2,268,461 1,172,578
Net Assets
$ 237,975,463 $ 202,404,292
Composition of Net Assets:
Paid-In Capital $ 238,798,617 $ 195,429,467
Distributable earnings (823,154) 6,974,825
Net Assets
$ 237,975,463 $ 202,404,292
Institutional Class:
Net assets 10,316,175 3,075,062
Shares of beneficial interest (See note 5 ) 1,100,169 288,413
Net asset value, offering and redemption price per share
$ 9.38 $ 10.66
Institutional Plus Class:
Net assets 227,659,288 199,329,230
Shares of beneficial interest (See note 5 ) 24,203,074 18,699,294
Net asset value, offering and redemption price per share
$ 9.41 $ 10.66

Semi-Annual Report 2021
STATEMENTS OF ASSETS AND LIABILITIES
September 30, 2021 (Unaudited)

See accompanying Notes to Financial Statements.
NEBRASKA TAX-FREE
FUND BALANCED FUND
GROWTH
OPPORTUNITIES
FUND SMALL/MID CAP FUND
SMALL COMPANY
FUND
$ 68,381,728 $ 56,989,621 $ 116,516,536 $ 3,407,960 $ 468,360,249
2,594,702 25,293,268 52,633,335 1,225,179 255,495,788
70,976,430 82,282,889 169,149,871 4,633,139 723,856,037
9,672 334,849 99,272 – 1,213,888
– – 1,587,516 – –
669,508 175,143 28,203 1,399 439,262
– – – 2,529 –
1,217 6,151 5,684 1,767 27,336
71,656,827 82,799,032 170,870,546 4,638,834 725,536,523
75,169 – – – –
534,944 493,170 2,667,339 – –
57 20,020 212,504 – 285,742
10,060 33,465 95,758 – 448,903
2,600 3,071 6,420 173 26,808
4,097 4,830 10,110 270 42,242
– 13,568 6,531 50 22,724
22,031 24,608 28,344 17,573 90,799
648,958 592,732 3,027,006 18,066 917,218
$ 71,007,869 $ 82,206,300 $ 167,843,540 $ 4,620,768 $ 724,619,305
$ 68,413,154 $ 50,812,606 $ 89,091,708 $ 3,230,102 $ 377,900,656
2,594,715 31,393,694 78,751,832 1,390,666 346,718,649
$ 71,007,869 $ 82,206,300 $ 167,843,540 $ 4,620,768 $ 724,619,305
– 37,417,970 14,162,269 34,448 58,135,280
– 1,802,700 705,166 2,340 1,649,726
$ – $ 20.76 $ 20.08 $ 14.72 $ 35.24
71,007,869 44,788,330 153,681,271 4,586,320 666,484,025
7,226,673 2,184,385 7,385,381 310,525 18,788,815
$ 9.83 $ 20.50 $ 20.81 $ 14.77 $ 35.47

Semi-Annual Report 2021
Statements of Operations
Six months ended September 30, 2021 (Unaudited)

See accompanying Notes to Financial Statements.
SHORT-INTERMEDIATE
BOND FUND INCOME FUND
Investment Income:
Interest $ 2,086,580 $ 2,427,591
Dividend 10,036 151
Foreign tax withholding – –
Total Income
2,096,616 2,427,742
Expenses:
Investment advisory fees (Note 3) 595,414 611,542
Administration fees 138,551 118,587
Shareholder service fees - Institutional Class 10,061 3,700
Custodian fees 10,518 9,941
Chief compliance officer fees 7,779 6,658
Director fees 11,430 9,783
Registration and filing fees 5,743 5,056
Transfer agent fees 31,675 29,580
Other Fees 63,961 61,982
Total expenses before waivers 875,132 856,829
Expenses waived by adviser (Note 3)
(285,892) (301,604)
Total Expenses
589,240 555,225
Net Investment Income (Loss)
1,507,376 1,872,517
Realized and Unrealized Gain (Loss) On Investments:
Net realized gain on investments transactions 472,373 1,159,383
Change in unrealized appreciation (depreciation) on investments
(896,590) 1,219,784
Net realized and unrealized gain (loss) on investments
(424,217) 2,379,167
Net increase in net assets from operations
$ 1,083,159 $ 4,251,684

Semi-Annual Report 2021
Statements of Operations
Six months ended September 30, 2021 (Unaudited)

See accompanying Notes to Financial Statements.
NEBRASKA TAX-FREE
FUND BALANCED FUND
GROWTH
OPPORTUNITIES
FUND SMALL/MID CAP FUND
SMALL COMPANY
FUND
$ 722,129 $ 332,813 $ – $ – $ –
23 294,201 457,117 19,654 4,538,972
– – (2,441) – –
722,152 627,014 454,676 19,654 4,538,972
143,729 308,689 639,525 18,548 3,138,827
41,805 47,890 99,202 2,539 429,622
– 36,608 13,697 50 70,629
2,676 3,608 6,337 2,692 29,059
2,347 2,689 5,574 144 24,112
3,448 3,952 8,189 210 35,494
1,395 8,466 8,169 1,945 17,536
9,697 21,442 32,278 11,613 147,471
36,509 39,308 33,210 21,028 77,231
241,606 472,652 846,181 58,769 3,969,981
(80,474) (95,501) (76,412) (38,022) (374,593)
161,132 377,151 769,769 20,747 3,595,388
561,020 249,863 (315,093) (1,093) 943,584
17,869 3,189,558 11,435,272 68,965 56,498,063
(263,351) 1,154,837 (422,053) 182,644 (25,101,632)
(245,482) 4,344,395 11,013,219 251,609 31,396,431
$ 315,538 $ 4,594,258 $ 10,698,126 $ 250,516 $ 32,340,015

Semi-Annual Report 2021
Statements of Changes in Net Assets (Unaudited)

See accompanying Notes to Financial Statements.
SHORT-INTERMEDIATE BOND FUND
For the Six Months
Ended
September 30, 2021
For the Year
Ended
March 31, 2021
Operations:
Net investment income $ 1,507,376 $ 3,461,734
Net realized gain on investment transactions 472,373 1,503,615
Net change in unrealized appreciation (depreciation) on investments (896,590) 2,218,686
Net increase in net assets from operations
1,083,159 7,184,035
Distributions to Shareholders:
Institutional Class (83,887) (231,060)
Institutional Plus Class (2,049,479) (4,687,965)
Change in net assets from distributions to shareholders
(2,133,366) (4,919,025)
Capital Transactions:
Proceeds from shares issued
Institutional Class 531,929 1,866,259
Institutional Plus Class 19,816,810 63,322,046
Proceeds from dividends reinvested
Institutional Class 61,037 176,991
Institutional Plus Class 392,735 910,695
Cost of shares redeemed
Institutional Class
(749,949) (2,314,724)
Institutional Plus Class
(18,363,218) (29,268,586)
Change in net assets from capital transactions
1,689,344 34,692,681
Change in net assets
639,137 36,957,691
Net Assets:
Beginning of Period
237,336,326 200,378,635
End of Period
$ 237,975,463 $ 237,336,326
Share Transactions Institutional Class:
Shares issued 56,498 196,765
Shares reinvested 6,485 18,642
Shares redeemed
(79,603) (244,056)
Change in shares
(16,620) (28,649)
Share Transactions Institutional Plus Class:
Shares issued 2,097,802 6,646,815
Shares reinvested 41,593 95,641
Shares redeemed
(1,943,838) (3,077,896)
Change in shares
195,557 3,664,560

Semi-Annual Report 2021
Statements of Changes in Net Assets (Unaudited)

See accompanying Notes to Financial Statements.
INCOME FUND NEBRASKA TAX-FREE FUND BALANCED FUND
For the Six Months
Ended
September 30, 2021
For the Year
Ended
March 31, 2021
For the Six Months
Ended
September 30, 2021
For the Year
Ended
March 31, 2021
For the Six Months
Ended
September 30, 2021
For the Year
Ended
March 31, 2021
$ 1,872,517 $ 4,129,946 $ 561,020 $ 1,234,191 $ 249,863 $ 586,249
1,159,383 3,343,637 17,869 347,087 3,189,558 5,156,200
1,219,784 (3,819,932) (263,351) 676,953 1,154,837 13,783,777
4,251,684 3,653,651 315,538 2,258,231 4,594,258 19,526,226
(34,459) (139,592) – – (92,485) (2,049,966)
(2,366,518) (5,460,994) (561,026) (1,291,609) (168,153) (2,316,672)
(2,400,977) (5,600,586) (561,026) (1,291,609) (260,638) (4,366,638)
80,387 359,336 – – 1,335,722 2,246,969
12,771,609 32,745,165 3,698,907 13,428,291 2,427,644 6,134,287
33,190 139,407 – – 86,333 1,908,275
335,449 750,008 87,798 221,697 142,249 1,949,881
(2,034,978) (1,380,498) – – (2,661,191) (7,923,484)
(14,039,193) (44,129,698) (4,788,021) (18,031,215) (2,170,939) (5,031,197)
(2,853,536) (11,516,280) (1,001,316) (4,381,227) (840,182) (715,269)
(1,002,829) (13,463,215) (1,246,804) (3,414,605) 3,493,438 14,444,319
203,407,121 216,870,336 72,254,673 75,669,278 78,712,862 64,268,543
$ 202,404,292 $ 203,407,121 $ 71,007,869 $ 72,254,673 $ 82,206,300 $ 78,712,862
7,474 33,011 – – 63,705 116,576
3,102 12,789 – – 4,126 101,582
(191,625) (127,725) – – (129,486) (427,023)
(181,049) (81,925) – – (61,655) (208,865)
1,194,423 3,002,573 373,467 1,350,860 118,199 329,972
31,346 68,805 8,875 22,351 6,879 105,015
(1,312,748) (4,056,470) (483,565) (1,818,896) (106,008) (277,680)
(86,979) (985,092) (101,223) (445,685) 19,070 157,307

Semi-Annual Report 2021
Statements of Changes in Net Assets (Unaudited)

See accompanying Notes to Financial Statements.
GROWTH OPPORTUNITIES FUND
For the Six Months
Ended
September 30, 2021
For the Year
Ended
March 31, 2021
Operations:
Net investment income (loss) $ (315,093) $ (492,219)
Net realized gain on investment transactions 11,435,272 39,954,428
Net change in unrealized appreciation (depreciation) on investments (422,053) 33,183,232
Net increase in net assets from operations
10,698,126 72,645,441
Distributions to Shareholders:
Institutional Class – (2,567,689)
Institutional Plus Class – (24,521,804)
Change in net assets from distributions to shareholders
– (27,089,493)
Capital Transactions:
Proceeds from shares issued
Institutional Class 31,361 856,995
Institutional Plus Class 5,939,282 16,496,874
Proceeds from dividends reinvested
Institutional Class – 2,480,480
Institutional Plus Class – 13,081,182
Cost of shares redeemed
Institutional Class
(624,040) (4,387,872)
Institutional Plus Class
(9,337,993) (27,611,278)
Change in net assets from capital transactions
(3,991,390) 916,381
Change in net assets
6,706,736 46,472,329
Net Assets:
Beginning of Period
161,136,804 114,664,475
End of Period
$ 167,843,540 $ 161,136,804
Share Transactions Institutional Class:
Shares issued 1,596 45,871
Shares reinvested – 134,809
Shares redeemed
(31,539) (232,476)
Change in shares
(29,943) (51,796)
Share Transactions Institutional Plus Class:
Shares issued 289,007 840,295
Shares reinvested – 687,037
Shares redeemed
(452,169) (1,441,209)
Change in shares
(163,162) 86,123
PLC Public Limited Company
REIT Real Estate Investment Trust

Semi-Annual Report 2021
Statements of Changes in Net Assets (Unaudited)

See accompanying Notes to Financial Statements.
SMALL/MID CAP FUND SMALL COMPANY FUND
For the Six Months
Ended
September 30, 2021
For the Year
Ended
March 31, 2021
For the Six Months
Ended
September 30, 2021
For the Year
Ended
March 31, 2021
$ (1,093) $ 6,369 $ 943,584 $ 3,587,760
68,965 159,348 56,498,063 104,892,024
182,644 1,290,266 (25,101,632) 298,870,292
250,516 1,455,983 32,340,015 407,350,076
– – – (13,226)
– (7,356) – (2,623,734)
– (7,356) – (2,636,960)
9,328 18,053 3,304,720 15,457,786
612,372 749,087 64,784,664 338,549,582
– – – 11,679
– 4,484 – 1,354,490
(12,772) (11,834) (17,991,845) (33,288,490)
– (1,417) (148,788,661) (514,706,927)
608,928 758,373 (98,691,122) (192,621,880)
859,444 2,207,000 (66,351,107) 212,091,236
3,761,324 1,554,324 790,970,412 578,879,176
$ 4,620,768 $ 3,761,324 $ 724,619,305 $ 790,970,412
635 1,455 93,670 644,420
– – – 398
(866) (1,297) (508,888) (1,337,404)
(231) 158 (415,218) (692,586)
41,615 77,232 1,814,790 14,087,928
– 370 – 45,915
– (117) (4,212,386) (18,584,804)
41,615 77,485 (2,397,596) (4,450,961)

Financial Highlights (Unaudited)
For a Share Outstanding
Semi-Annual Report 2021

See accompanying Notes to Financial Statements.
Investment Activities
Ratios/Supplemental Data
Distributions to
Shareholders from:
Period
Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
(a)
Net Realized
and
Unrealized
Gains (Losses)
on Investments
Total from
Investment
Operations
Net
Investment
Income
Net
Realized
Gains on
Investments
Return
of
Capital
Net Asset
Value,
End of
Period
Total
Return
(b)
Net
Assets,
End of
Period
(000's)
Expense to
Average
Net
Assets
(c)
Net
Investment
Income (Loss)
to Average
Net Assets
(c)
Expense
to
Average
Net
Assets
(c)(d)
Portfolio
Turnover
(b)
SHORT-INTERMEDIATE BOND FUND
Institutional Class
09/30/21 $ 9.42 $ 0.05 $ (0.01) $ 0.04 $ (0.08) $ —
$ —
$ 9.38 0.38% $ 10,316 0.68% 1.08% 1.12% 21%
03/31/21 9.30 0.14 0.18 0.32 (0.18) (0.02)
—
9.42 3.44 10,518 0.68 1.43 1.21 50
03/31/20 9.27 0.20 0.04 0.24 (0.20) (0.01)
—
9.30 2.60 10,650 0.71 2.09 1.21 50
03/31/19 9.21 0.19 0.07 0.26 (0.19) (0.01)
—
9.27 2.88 10,569 0.76 2.03 1.17 43
03/31/18 9.32 0.16 (0.07) 0.09 (0.19) (0.01)
—
9.21 0.93 15,281 0.77 1.71 1.22 43
03/31/17 9.38 0.16 (0.03) 0.13 (0.18) (0.01)
—
9.32 1.48 9,933 0.75 1.75 1.28 48
Institutional Plus Class
09/30/21 9.45 0.06 (0.01) 0.05 (0.09) —
—
9.41 0.48 227,659 0.49 1.27 0.72 21
03/31/21 9.33 0.15 0.19 0.34 (0.20) (0.02)
—
9.45 3.63 226,818 0.49 1.61 0.73 50
03/31/20 9.29 0.21 0.06 0.27 (0.22) (0.01)
—
9.33 0.00 189,728 0.52 2.27 0.72 50
03/31/19 9.24 0.21 0.06 0.27 (0.21) (0.01)
—
9.29 2.99 171,660 0.54 2.25 0.73 43
03/31/18 9.35 0.18 (0.07) 0.11 (0.21) (0.01)
—
9.24 1.17 147,253 0.54 1.94 0.73 43
03/31/17 9.41 0.19 (0.03) 0.16 (0.21) (0.01)
—
9.35 1.70 118,220 0.54 1.98 0.75 48
INCOME FUND
Institutional Class
09/30/21 10.56 0.09 0.12 0.21 (0.11) —
—
10.66 2.03 3,075 0.77 1.61 1.65 19
03/31/21 10.67 0.19 (0.04) 0.15 (0.25) (0.01)
—
10.56 1.34 4,959 0.72 1.70 1.52 34
03/31/20 10.22 0.24 0.50 0.74 (0.28) (0.01)
—
10.67 7.27 5,884 0.75 2.29 1.52 30
03/31/19 10.09 0.25 0.18 0.43 (0.29) (0.01)
—
10.22 4.31 6,322 0.80 2.49 1.48 33
03/31/18 10.22 0.24 (0.08) 0.16 (0.28) (0.01)
—
10.09 1.61 6,884 0.82 2.33 1.48 33
03/31/17 10.41 0.24 (0.14) 0.10 (0.28) (0.01)
—
10.22 0.89 6,621 0.82 2.29 1.62 44
Institutional Plus Class
09/30/21 10.56 0.10 0.13 0.23 (0.13) —
—
10.66 2.15 199,329 0.54 1.84 0.83 19
03/31/21 10.67 0.20 (0.03) 0.17 (0.27) (0.01)
—
10.56 1.52 198,448 0.55 1.88 0.82 34
03/31/20 10.22 0.26 0.50 0.76 (0.30) (0.01)
—
10.67 7.47 210,986 0.56 2.48 0.82 30
03/31/19 10.09 0.27 0.17 0.44 (0.30) (0.01)
—
10.22 4.50 190,280 0.61 2.67 0.82 33
03/31/18 10.22 0.26 (0.08) 0.18 (0.30) (0.01)
—
10.09 1.80 192,073 0.64 2.52 0.82 33
03/31/17 10.41 0.26 (0.15) 0.11 (0.29) (0.01)
—
10.22 1.07 193,808 0.64 2.47 0.83 44
NEBRASKA TAX-FREE FUND
Institutional Plus Class
09/30/21 9.86 0.08 (0.03) 0.05 (0.08) —
—
9.83 0.48 71,008 0.45 1.56 0.67 3
03/31/21 9.73 0.16 0.14 0.30 (0.16) (0.01)
—
9.86 3.08 72,255 0.45 1.63 0.67 15
03/31/20 9.59 0.20 0.15 0.35 (0.21) —
—
9.73 3.71 75,669 0.45 2.10 0.65 39
03/31/19 9.50 0.24 0.17 0.41 (0.25) —
(0.07)
9.59 4.39 72,945 0.45 2.52 0.66 17
03/31/18 9.69 0.25 (0.12) 0.13 (0.32) —
—
9.50 1.31 65,526 0.45 2.56 0.67 5
03/31/17 10.05 0.26 (0.30) (0.04) (0.32) —
—
9.69 (0.43) 71,709 0.45 2.66 0.69 11
BALANCED FUND
Institutional Class
09/30/21 19.66 0.05 1.10 1.15 (0.05) —
—
20.76 5.86 37,418 1.02 0.50 1.28 12
03/31/21 15.83 0.13 4.80 4.93 (0.13) (0.97)
—
19.66 31.47 36,650 1.02 0.71 1.30 21
03/31/20 16.85 0.18 (0.35) (0.17) (0.17) (0.68)
—
15.83 (1.52) 32,819 1.04 1.00 1.28 19
03/31/19 16.87 0.15 1.00 1.15 (0.15) (1.02)
—
16.85 7.22 39,049 1.09 0.90 1.28 23
03/31/18 16.86 0.13 1.29 1.42 (0.14) (1.27)
—
16.87 8.46 41,426 1.18 0.76 1.27 15
03/31/17 16.71 0.13 1.11 1.24 (0.13) (0.96)
—
16.86 7.71 49,241 1.18 0.75 1.26 22

Financial Highlights (Unaudited)
For a Share Outstanding
Semi-Annual Report 2021

See accompanying Notes to Financial Statements.
Investment Activities
Ratios/Supplemental Data
Distributions to
Shareholders from:
Period
Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
(a)
Net Realized
and
Unrealized
Gains (Losses)
on Investments
Total from
Investment
Operations
Net
Investment
Income
Net
Realized
Gains on
Investments
Return
of
Capital
Net Asset
Value,
End of
Period
Total
Return
(b)
Net
Assets,
End of
Period
(000's)
Expense to
Average
Net
Assets
(c)
Net
Investment
Income (Loss)
to Average
Net Assets
(c)
Expense
to
Average
Net
Assets
(c)(d)
Portfolio
Turnover
(b)
Institutional Plus Class
09/30/21 $ 1 9.43 $ 0.07 $ 1.08 $ 1.15 $ (0.08) $ —
$ —
$ 20.50 5.91% $ 44,788 0.83% 0.70% 1.03% 12%
03/31/21 15.66 0.16 4.76 4.92 (0.18) (0.97)
—
19.43 31.76 42,063 0.84 0.89 1.05 21
03/31/20 16.69 0.21 (0.35) (0.14) (0.21) (0.68)
—
15.66 (1.34) 31,450 0.85 1.19 1.03 19
03/31/19 16.73 0.19 0.98 1.17 (0.19) (1.02)
—
16.69 7.43 32,477 0.90 1.10 1.04 23
03/31/18 16.74 0.16 1.28 1.44 (0.18) (1.27)
—
16.73 8.66 28,571 0.99 0.95 1.03 15
03/31/17 16.61 0.16 1.10 1.26 (0.17) (0.96)
—
16.74 7.90 33,209 0.99 0.94 1.03 22
GROWTH OPPORTUNITIES FUND
Institutional Class
09/30/21 18.85 (0.05) 1.28 1.23 — —
—
20.08 6.53 14,162 1.08 (0.54) 1.34 27
03/31/21 13.56 (0.09) 9.00 8.91 — (3.62)
—
18.85 66.34 13,856 1.06 (0.47) 1.34 64
03/31/20 16.30 (0.03) (1.72) (1.75) — (0.99)
—
13.56 (11.93) 10,670 1.11 (0.18) 1.36 66
03/31/19 16.22 (0.05) 1.83 1.78 — (1.70)
—
16.30 12.37 14,840 1.11 (0.31) 1.34 42
03/31/18 16.48 (0.04) 2.35 2.31 — (2.57)
—
16.22 14.66 16,906 1.13 (0.25) 1.33 50
03/31/17 14.82 (0.05) 2.65 2.60 — (0.94)
—
16.48 17.89 17,999 1.14 (0.31) 1.25 36
Institutional Plus Class
09/30/21 19.51 (0.04) 1.34 1.30 — —
—
20.81 6.66 153,681 0.89 (0.35) 0.96 27
03/31/21 13.94 (0.06) 9.25 9.19 — (3.62)
—
19.51 66.55 147,281 0.90 (0.31) 0.97 64
03/31/20 16.70 0.00
(e)
(1.77) (1.77) — (0.99)
—
13.94 (11.76) 103,995 0.94 0.00 0.96 66
03/31/19 16.55 (0.02) 1.87 1.85 — (1.70)
—
16.70 12.56 127,744 0.94 (0.13) 0.97 42
03/31/18 16.74 (0.01) 2.39 2.38 — (2.57)
—
16.55 14.86 119,254 0.94 (0.06) 0.97 50
03/31/17 15.00 (0.01) 2.69 2.68 — (0.94)
—
16.74 18.21 110,522 0.94 (0.08) 0.98 36
SMALL/MID CAP FUND
Institutional Class
09/30/21 13.83 (0.02) 0.91 0.89 — —
—
14.72 6.44 34 1.20 (0.29) 40.96 7
03/31/21 8.01 0.00
(e)
5.82 5.82 — —
—
13.83 72.66 36 1.19 (0.01) 77.98 28
03/31/20
(f)
10.00 0.03 (2.00) (1.97) (0.02) —
—
8.01 (19.78) 19 1.17 0.41 70.42 13
Institutional Plus Class
09/30/21 13.86 0.00
(e)
0.91 0.91 — —
—
14.77 6.57 4,586 0.95 (0.05) 2.34 7
03/31/21 8.02 0.03 5.84 5.87 (0.03) —
—
13.86 73.22 3,726 0.95 0.24 3.02 28
03/31/20
(f)
10.00 0.04 (2.00) (1.96) (0.02) —
—
8.02 (19.63) 1,535 0.93 0.61 6.52 13
SMALL COMPANY FUND
Institutional Class
09/30/21 33.85 0.01 1.38 1.39 — —
—
35.24 4.11 58,135 1.18 0.05 1.33 16
03/31/21 20.27 0.07 13.52 13.59 (0.01) —
—
33.85 67.03 69,896 1.17 0.28 1.34 64
03/31/20 27.27 0.08 (6.70) (6.62) — (0.38)
—
20.27 (24.71) 55,890 1.21 0.28 1.34 33
03/31/19 28.21 0.03 0.35 0.38 — (1.32)
—
27.27 1.67 94,013 1.20 0.11 1.30 26
03/31/18 28.28 (0.02)
(g)
1.45 1.43 — (1.50)
—
28.21 5.11 171,338 1.22 (0.06) 1.29 28
03/31/17 23.17 0.07 5.45 5.52 (0.06) (0.35)
—
28.28 23.87 210,573 1.20 0.27 1.31 33
Institutional Plus Class
09/30/21 34.03 0.05 1.39 1.44 — —
—
35.47 4.23 666,484 0.95 0.27 1.05 16
03/31/21 20.40 0.13 13.60 13.73 (0.10) —
—
34.03 67.37 721,075 0.96 0.49 1.05 64
03/31/20 27.45 0.14 (6.74) (6.60) (0.07) (0.38)
—
20.40 (24.55) 522,989 0.98 0.50 1.05 33
03/31/19 28.35 0.09 0.35 0.44 (0.02) (1.32)
—
27.45 1.90 721,976 0.99 0.32 1.08 26
03/31/18 28.35 0.05 1.45 1.50 — (1.50)
—
28.35 5.34 521,124 0.99 0.17 1.08 28
03/31/17 23.20 0.12 5.47 5.59 (0.09) (0.35)
—
28.35 24.14 379,675 0.99 0.47 1.06 33
(a) Per share data calculated using average share method. (f) Commencement of operations of Tributary Small/Mid Cap Fund – Institutional and
Institutional Plus Class shares was August 2, 2019 and August 1, 2019, respectively.
(b)
Not annualized for a period less than one year.
(c) Annualized for a period less than one year. (g) Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of
Operations due to share transactions for the period.
(d) Ratios excluding contractual and voluntary waivers.
(e) Amount represents less than $0.005.

Notes to Financial Statements
September 30, 2021
(Unaudited)
Semi-Annual Report 2021

1. Organization
Tributary Funds, Inc. (the “Company”) was organized in October 1994 as a Nebraska corporation and is registered under the Investment
Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company issuing its shares in series. The Company consists of seven series, Short-Intermediate Bond Fund, Income Fund, Nebraska Tax-Free Fund, Balanced Fund, Growth Opportunities Fund,
Small/Mid Cap Fund and Small Company Fund (collectively, the “Funds” and individually, a “Fund”). Short-Intermediate Bond Fund, Income
Fund, Balanced Fund, Growth Opportunities Fund, Small/Mid Cap Fund and Small Company Fund are all diversified series. Nebraska Tax-
Free Fund is a non-diversified series. Each series represents a distinct portfolio with its own investment objectives and policies. Refer to the prospectus for each Fund’s investment objective.
All Funds offer Institutional Plus Class shares without a sales charge and the Short-Intermediate Bond Fund, Income Fund, Balanced Fund,
Growth Opportunities Fund, Small/Mid Cap Fund and Small Company Fund also offer Institutional Class shares. The two classes differ principally in applicable minimum investment and shareholder servicing fees. Shareholders bear the common expenses of each Fund and earn income and realized gains/losses from each Fund pro rata based on the average daily net assets of each class, without discrimination between share classes. Each share class also has different voting rights on matters affecting a single class. No class has preferential dividend rights.
2. Significant Accounting Policies
The Funds are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board (“FASB”)
Accounting Standards Codification (“ASC”) Topic 946, Financial Services-Investment Companies . The following is a summary of significant accounting policies consistently followed by the Company in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of financial statements and the reported amounts of increases and decreases in net assets from operations during the period. Actual results could differ from those estimates.
Security Valuation
The net asset value (“NAV”) per share of each Fund is determined each business day as of the close of the New York Stock Exchange (“NYSE”), which is normally 4 p.m. Eastern Time. In valuing a Fund’s assets for calculating the NAV, securities listed on a securities exchange, market or automated quotation system for which quotations are readily available, including traded over the counter securities, are valued at the official closing price on the primary exchange or market on which they traded or, if there is no such reported price on the valuation date, at the most recent quoted sale price or bid price. Investments in investment companies are valued at the NAV per share determined as of the close of the NYSE. Short-term debt investments (maturing within 60 days) may be valued on an amortized cost basis, unless such value does not approximate fair value. Debt securities (other than short-term investments) are valued at prices furnished by pricing services and generally reflect last reported sales price if the security is actively traded or an evaluated bid price obtained by employing methodologies that utilize actual market transactions; broker supplied valuations; or factors such as yield, maturity, call features, credit ratings, or developments relating to specific securities in arriving at the valuation. Prices provided by pricing services are subject to review and determination of the appropriate price whenever a furnished price is significantly different from the previous day’s furnished price.
Securities for which quotations are not readily available are valued at fair value as determined in good faith by the Company’s Fair Value
Committee (“Fair Value Committee”) pursuant to procedures established by the Company’s Board of Directors (“Board”). Situations that may require an investment to be fair valued include instances where a security is thinly traded, halted, or restricted as to resale. In addition, investments may be fair valued based on the occurrence of a significant event. Significant events may be specific to a particular issuer, such as mergers, restructurings, or defaults. Alternatively, significant events may affect an entire market, such as natural disasters, government actions, and significant changes in the value of U.S. securities markets. Securities are fair valued based on observable and unobservable inputs, including the Fair Value Committee's own assumptions in determining fair value. Factors used in determining fair value include, but are not limited to:
type of security or asset, trading activity of similar markets or securities, fundamental analytical data relating to the investment, evaluation of the forces that influence the market in which the security is purchased and sold, and information as to any transactions or offers with respect to the security.
Under the Company’s pricing and valuation procedures, the Board has delegated the daily operational oversight of the securities valuation function to the Fair Value Committee, which consists of representatives from the Funds’ Adviser, Sub-Adviser, and the Treasurer, who serves

Notes to Financial Statements
September 30, 2021
(Unaudited)
Semi-Annual Report 2021

on the committee as a non-voting member. The Fair Value Committee is responsible for determining fair valuations for any security for which market quotations are not readily available. For those securities fair valued under procedures adopted by the Board, the Fair Value Committee reviews and affirms the reasonableness of the fair valuation determinations after considering all relevant information that is reasonably available.
The Fair Valuation Committee’s determinations are subject to review by the Funds’ Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.
The Funds use a framework for measuring fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants (exit price). One component of fair value is a three-tier fair value hierarchy.
The basis of the tiers is dependent upon various “inputs” used to determine the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:
Level 1 – includes valuations based on quoted prices of identical securities in active markets including valuations for securities listed on a securities exchange or investments in mutual funds.
Level 2 – includes valuations for which all significant inputs are observable, either directly or indirectly. Direct observable inputs include broker quotes in active markets, closing prices of similar securities in active markets, closing prices for identical or similar securities in non-active markets, or corporate action or reorganization entitlement values. Indirect significant observable inputs include factors such as interest rates, yield curves, prepayment speeds or credit ratings. Level 2 includes valuations for fixed income securities priced by pricing services, broker quotes in active markets, or ADRs and GDRs for which quoted prices in active markets are not available.
Level 3 – includes valuations based on inputs that are unobservable and significant to the fair value measurement, including the Fair
Value Committee's own assumptions in determining the fair value of the investment. Inputs used to determine the fair value of Level
3 securities include security specific inputs such as: credit quality, issuer news, trading characteristics, or industry specific inputs such as: trading activity of similar markets or securities, changes in the security’s underlying index, or comparable securities’ models. Level
3 valuations include securities that are priced based on single source broker quotes, where prices may be unavailable due to halted trading, restricted to resale due to market events, newly issued or investments for which reliable quotes are not available.
To assess the continuing appropriateness of security valuations, the co-administrator regularly compares current day prices with prior day prices, transaction prices, and alternative vendor prices. When the comparison results exceed pre-defined thresholds, the co-administrator challenges the prices exceeding tolerance levels with the pricing service or broker. To substantiate Level 3 unobservable inputs, the adviser and co-administrator use a variety of techniques as appropriate, including, transaction backtesting or disposition analysis and review of related market activity.
The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
The following is a summary of the inputs used to value each Fund’s investments as of September 30, 2021, by category:
LEVEL 1 –
Quoted Prices
LEVEL 2 -
Significant
Observable
Inputs
LEVEL 3 -
Significant
Unobservable
Inputs Total
Short-Intermediate Bond Fund
Asset Backed Securities $ – $ 50,906,815 $ – $ 50,906,815
Non-Agency Commercial Mortgage Backed Securities – 36,993,850 – 36,993,850
Non-Agency Residential Mortgage Backed Securities – 27,046,700 – 27,046,700
Corporate Bonds – 69,411,180 – 69,411,180
Government & Agency Obligations – 49,904,937 – 49,904,937
Preferred Stocks 529,375 – – 529,375
Short-Term Investments 3,459,629 – – 3,459,629
Total $ 3,989,004 $ 234,263,482 $ – $ 238,252,486

Notes to Financial Statements
September 30, 2021
(Unaudited)
Semi-Annual Report 2021

LEVEL 1 –
Quoted Prices
LEVEL 2 -
Significant
Observable
Inputs
LEVEL 3 -
Significant
Unobservable
Inputs Total
Income Fund
Asset Backed Securities $ – $ 21,498,347 $ – $ 21,498,347
Non-Agency Commercial Mortgage Backed Securities – 17,296,585 – 17,296,585
Non-Agency Residential Mortgage Backed Securities – 23,033,172 – 23,033,172
Corporate Bonds – 68,482,365 – 68,482,365
Government & Agency Obligations – 68,980,331 – 68,980,331
Short-Term Investments 2,643,235 – – 2,643,235
Total $ 2,643,235 $ 199,290,800 $ – $ 201,934,035
LEVEL 1 –
Quoted Prices
LEVEL 2 -
Significant
Observable
Inputs
LEVEL 3 -
Significant
Unobservable
Inputs Total
Nebraska Tax-Free Fund
Government & Agency Obligations $ – $ 70,028,271 $ – $ 70,028,271
Short-Term Investments 948,159 – – 948,159
Total $ 948,159 $ 70,028,271 $ – $ 70,976,430
LEVEL 1 –
Quoted Prices
LEVEL 2 -
Significant
Observable
Inputs
LEVEL 3 -
Significant
Unobservable
Inputs Total
Balanced Fund
Common Stocks* $ 51,559,063 $ – $ – $ 51,559,063
Asset Backed Securities – 2,716,502 – 2,716,502
Non-Agency Commercial Mortgage Backed Securities – 2,550,183 – 2,550,183
Non-Agency Residential Mortgage Backed Securities – 905,452 – 905,452
Corporate Bonds – 10,492,724 – 10,492,724
Government & Agency Obligations – 9,679,906 – 9,679,906
Short-Term Investments 4,379,059 – – 4,379,059
Total $ 55,938,122 $ 26,344,767 $ – $ 82,282,889
LEVEL 1 –
Quoted Prices
LEVEL 2 -
Significant
Observable
Inputs
LEVEL 3 -
Significant
Unobservable
Inputs Total
Growth Opportunities Fund
Common Stocks* $ 165,155,348 $ – $ – $ 165,155,348
Short-Term Investments 3,994,523 – – 3,994,523
Total $ 169,149,871 $ – $ – $ 169,149,871

Notes to Financial Statements
September 30, 2021
(Unaudited)
Semi-Annual Report 2021

* See Schedules of Portfolio Investments for further industry classification.
Guarantees and Indemnifications
In the normal course of business, the Company may enter into contracts that contain a variety of representations which provide general indemnifications for certain liabilities. Each Fund’s maximum exposure under these arrangements is unknown. However, since their commencement of operations, the Funds have not had claims or losses pursuant to these contracts and expect the risk of loss to be remote.
Under the Company's organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, certain of the Company's contracts with service providers contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Funds cannot be determined and the Funds have no historical basis for predicting the likelihood of any such claims.
Security Transactions, Investment Income and Foreign Taxes
Securities transactions are accounted for no later than one business day following trade date. For financial reporting purposes, however, on the last business day of the reporting period, security transactions are accounted for on trade date. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premium or accretion of discount, using the effective interest method. Dividend income is recorded on the ex-dividend date. Dividends and interest from non-U.S. sources received by a Fund are generally subject to non-U.S. net withholding taxes. Such withholding taxes may be reduced or eliminated under the terms of applicable U.S. income tax treaties, and each Fund intends to undertake any procedural steps required to claim the benefits of such treaties. Gains or losses realized on the sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. Withholding taxes on foreign dividends have been paid or provided for in accordance with each applicable country’s tax rules and rates. Interest only stripped mortgage backed securities
(“IO Strips”) are securities that receive only interest payments from a pool of mortgage loans. Little to no principal will be received by the
Funds upon maturity from an IO Strip. Periodic adjustments are recorded to reduce the cost of the security until maturity, which are included in interest income.
Allocation of Expenses
Expenses directly attributable to a Fund are charged directly to that Fund, while expenses which are attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or another appropriate basis. Expenses directly attributable to a class are charged directly to that class, while expenses attributable to both classes are allocated to each class based upon the ratio of net assets for each class as a percentage of total net assets.
Distributions to Shareholders
Dividends from net investment income are declared daily and paid monthly for the Short-Intermediate Bond, Income, and Nebraska Tax-Free
Funds. The Balanced Fund declares and pays dividends from net investment income, if any, quarterly. The Growth Opportunities Fund,
LEVEL 1 –
Quoted Prices
LEVEL 2 -
Significant
Observable
Inputs
LEVEL 3 -
Significant
Unobservable
Inputs Total
Small/Mid Cap Fund
Common Stocks* $ 4,596,330 $ – $ – $ 4,596,330
Short-Term Investments 36,809 – – 36,809
Total $ 4,633,139 $ – $ – $ 4,633,139
LEVEL 1 –
Quoted Prices
LEVEL 2 -
Significant
Observable
Inputs
LEVEL 3 -
Significant
Unobservable
Inputs Total
Small Company Fund
Common Stocks* $ 712,701,008 $ – $ – $ 712,701,008
Short-Term Investments 11,155,029 – – 11,155,029
Total $ 723,856,037 $ – $ – $ 723,856,037

Notes to Financial Statements
September 30, 2021
(Unaudited)
Semi-Annual Report 2021

Small/Mid Cap Fund and Small Company Fund declare and pay dividends from net investment income, if any, annually. Distributions of net realized capital gains, if any, are declared and distributed at least annually for all the Funds only to the extent they exceed available capital loss carryovers. The amount and timing of distributions are determined in accordance with federal income tax regulations which may differ from
GAAP and are recorded on the ex-dividend date.
3. Related Party Transactions and Fees and Agreements
Tributary Capital Management, LLC (“Tributary” or “Adviser”), a subsidiary of First National Bank of Omaha (“FNBO”), which is a subsidiary of First National Bank of Nebraska, Inc., serves as the investment adviser to the Funds. Each Fund pays a monthly fee at an annual rate of the following percentages of each Fund’s average daily net assets: 0.50% for the Short-Intermediate Bond Fund, 0.60% for the Income Fund, 0.40%
for the Nebraska Tax-Free Fund, 0.75% for each of the Balanced Fund and Growth Opportunities Fund, and 0.85% for each of the Small/
Mid Cap Fund and Small Company Fund. First National Advisers (“FNA” or “Sub-Adviser”), a division of FNBO, serves as the investment sub-adviser for the Short-Intermediate Bond Fund, Income Fund, Nebraska Tax-Free Fund, Balanced Fund and Growth Opportunities Fund.
Sub-advisory fees paid to FNA are paid by Tributary. For the services provided and expenses assumed under the FNA Sub-Advisory Agreement,
Tributary pays FNA a fee equal to 0.25% of the average daily net assets of the Short-Intermediate Bond Fund, 0.30% of the average daily net assets of the Income Fund, 0.20% of the average daily net assets of the Nebraska Tax-Free Fund, 0.375% of the average daily net assets of the
Balanced Fund, and 0.375% of the average daily net assets of the Growth Opportunities Fund.
Tributary has contractually agreed to waive advisory fees and reduce the administration fee payable to the Adviser and/or reimburse other expenses of each Fund to the extent necessary to limit the total operating expenses of each Fund, exclusive of shareholder servicing fees
(Institutional Class only), brokerage costs, interest, taxes and dividend and extraordinary expenses, to an annual rate of the percentage of each
Fund’s average daily net assets as follows.
The amounts waived for each Fund are recorded as expenses waived in each Fund’s Statement of Operations. Other Fund service providers have also contractually agreed to waive a portion of their fees. For the period ended September 30, 2021, fees waived were as follows:
Tributary may recover fees waived or expenses reimbursed, if such payment is made within three years of the fee waiver or expense reimbursement.
At September 30, 2021, the amount of potentially recoverable expenses are as follows: Short-Intermediate Bond Fund – $1,225,946; Income
Fund – $1,495,537; Nebraska Tax-Free Fund – $403,076; Balanced Fund – $432,880; Growth Opportunities Fund – $277,861; Small/Mid
Cap Fund – $146,875; Small Company Fund – $1,651,619.
U.S. Bank, N.A. serves as the custodian for each of the Funds. DST Systems, Inc. serves as transfer agent for the Funds, whose functions include disbursing dividends and other distributions. Tributary and Atlantic Fund Administration, LLC, a wholly owned subsidiary of Apex
US Holdings, LLC (d/b/a Apex Fund Services) (“Co- Administrators”) serve as co-administrators of the Funds. Certain officers of the Funds are
Expense Caps
Short-Intermediate Bond Fund 0.49%
Income Fund 0.53
Nebraska Tax-Free Fund 0.45
Balanced Fund 0.80
Growth Opportunities Fund 0.89
Small/Mid Cap Fund 0.95
Small Company Fund 0.96
Investment Adviser
Fees Waived
Investment Adviser
Expenses Reimbursed Other Waivers
Total Fees Waived and
Expenses Reimbursed
Short-Intermediate Bond Fund $ 285,296 $ – $ 596 $ 285,892
Income Fund 301,094 – 510 301,604
Nebraska Tax-Free Fund 80,294 – 180 80,474
Balanced Fund 95,295 – 206 95,501
Growth Opportunities Fund 75,986 – 426 76,412
Small/Mid Cap Fund 18,548 19,463 11 38,022
Small Company Fund 372,746 – 1,847 374,593

Notes to Financial Statements
September 30, 2021
(Unaudited)
Semi-Annual Report 2021

also officers or employees of the above named service providers, and during their terms of office received no compensation from the Funds. As compensation for its administrative services, each co-administrator is entitled to a fee, calculated daily and paid monthly based on each Fund's average daily net assets. Tributary receives 0.07% of each Fund's average daily net assets. Foreside Fund Officer Services, LLC provides the
Funds’ Anti-Money Laundering Compliance Officer and Chief Compliance Officer services.
The Company has adopted a Distribution and Service Plan (“Plan”) under Rule 12b-1 of the 1940 Act pursuant to which each Fund is authorized to make payments to banks, the Distributor, broker-dealers, and other institutions for providing distribution or shareholder service assistance.
The Plan authorizes each Fund to make payments with respect to certain classes of shares in an amount not in excess, on an annual basis, of up to 0.25% of the average daily net assets of that Fund. The Company has no class of shares outstanding to which the Plan is applicable.
The Company has adopted an Administrative Services Plan, which allows the Funds' Institutional Class shares to charge a shareholder services fee, pursuant to which each Fund is authorized to pay compensation at an annual rate of up to 0.25% of the average daily net assets to banks and other financial institutions, that may include the advisers, their correspondent and affiliated banks, including FNBO (each a “Service
Organization”). Under the Administrative Services Plan, the Funds may enter into a Servicing Agreement with a Service Organization whereby such Service Organization agrees to provide certain record keeping and/or administrative support services for their customers or account holders who are the beneficial or record owner of the shares of a Fund. One of the Servicing Agreements the Funds maintain is with FNBO. For the six months ended September 30, 2021, the Funds paid FNBO as follows: Short-Intermediate Bond Fund – $35; Income Fund – $96; Balanced
Fund – $3; Growth Opportunities Fund – $62; Small Company Fund – $4. The amounts accrued for shareholder service fees are included under
Shareholder service fees – Institutional Class within the Statements of Operations.
4. Investment Transactions
The aggregate cost of purchases and proceeds from sales of securities, excluding U.S. Government securities and short-term investments
(maturing less than one year from acquisition), for the six months ended September 30, 2021, were as follows:
The aggregate cost of purchases and proceeds from sales of long-term U.S. Government securities for the six months ended September 30, 2021, were as follows:
5. Capital Share Transactions
The Company is authorized to issue a total of 1,000,000,000 shares of common stock, 999,999,990 of which may be issued in series with a par value of $0.00001 per share. The Board is empowered to allocate such shares among different series of the Company’s shares without shareholder approval.
6. Federal Income Taxes
The following information is presented on an income tax basis. It is each Fund’s policy to continue to comply with the requirements of
Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute all of its net taxable income, including any net realized gains on investments, to its shareholders sufficient to relieve it from all, or substantially all, federal income and excise taxes. Therefore, no provision is made for federal income or excise taxes.
Purchases Sales
Short-Intermediate Bond Fund $ 44,114,245 $ 46,306,246
Income Fund 32,027,271 24,516,385
Nebraska Tax-Free Fund 2,331,580 2,942,643
Balanced Fund 7,019,318 9,098,719
Growth Opportunities Fund 44,669,564 47,999,572
Small/Mid Cap Fund 912,455 316,313
Small Company Fund 117,574,668 208,441,473
Purchases Sales
Short-Intermediate Bond Fund $ 8,727,534 $ 2,982,749
Income Fund 4,978,866 15,547,371
Balanced Fund 2,615,371 2,682,140

Notes to Financial Statements
September 30, 2021
(Unaudited)
Semi-Annual Report 2021

Differences between amounts reported for financial statements and federal income tax purposes are primarily due to timing and character difference in recognizing gains and losses on investment transactions.
To the extent the differences between the amounts recognized for financial statements and federal income tax purposes are permanent in nature, such amounts are reclassified within the capital accounts based on their federal income tax treatment; temporary differences do not require reclassification. The permanent differences in the current year are due to the utilization of equalization. These reclassifications have no impact on net assets.
As of September 30, 2021, the cost of investments and the components of net unrealized appreciation/(depreciation) were as follows:
At March 31, 2021, the components of distributable taxable earnings for U.S. federal income tax purposes were as follows:
The tax character of dividends and distributions paid during the Funds’ fiscal years or periods ended March 31, 2021 and March 31, 2020, were as follows:
Net Increase (Decrease)
Distributable Earnings Paid-in-Capital
Short-Intermediate Bond Fund $ – $ –
Income Fund – –
Nebraska Tax-Free Fund – –
Balanced Fund – –
Growth Opportunities Fund (1,830,000) 1,830,000
Small/Mid Cap Fund – –
Small Company Fund (645,000) 645,000
Tax Cost of
Investments
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
Short-Intermediate Bond Fund $ 236,412,438 $ 2,380,991 $ (540,943) $ 1,840,048
Income Fund 193,596,301 9,494,298 (1,156,564) 8,337,734
Nebraska Tax-Free Fund 68,381,728 2,702,290 (107,587) 2,594,703
Balanced Fund 56,989,621 25,788,005 (494,737) 25,293,268
Growth Opportunities Fund 116,516,536 54,800,473 (2,167,138) 52,633,335
Small/Mid Cap Fund 3,407,960 1,285,424 (60,245) 1,225,179
Small Company Fund 468,360,249 264,143,261 (8,647,473) 255,495,788
Undistributed
Net Investment
Income*
Undistributed
Tax Exempt
Income
Undistributed
Net Long-Term
Capital Gains
Other
Temporary
Differences
Unrealized
Gain**
Capital Loss
Carry Forward
Short-Intermediate Bond Fund $ 396,960 $ – $ – $ (305,183) $ 2,246,616 $ (2,111,340)
Income Fund 867,537 – – (358,277) 5,961,497 (1,346,639)
Nebraska Tax-Free Fund 1,020 85,012 71,196 (86,024) 2,768,999 –
Balanced Fund 199,139 – 2,852,901 – 24,008,034 –
Growth Opportunities Fund 1,666,543 – 13,422,400 – 52,964,763 –
Small/Mid Cap Fund 35,656 – 66,075 – 1,038,419 –
Small Company Fund 40,334,267 – 2,388,401 – 271,655,966 –
* Undistributed net investment income includes any undistributed net short-term capital gains, if any.
** Unrealized gains (loss) are adjusted for open wash sale loss deferrals, market discount/premium amortization, return of capital paid by REIT securities and equity return of capital securities.
Net Ordinary Income* Tax Exempt Income
Net Long Term
Capital Gains** Return of Capital Total Distributions Paid***
2021 2020 2021 2020 2021 2020 2021 2020 2021 2020
Short-Intermediate Bond Fund $ 4,928,861 $4,682,112 $ – $ – $ – $– $– $– $ 4,928,861 $4,682,112
Income Fund 5,662,423  6,044,663 – – –  –  –  – 5,662,423  6,044,663
Nebraska Tax-Free Fund 13,610  34,127 1,13 4 ,549 1,538,000 57,426  – – 74,311 1,205,585 1,646,438
Balanced Fund 600,631  780,937 – – 3,766,007  2,772,804  –  – 4,366,638  3,553,741
Growth Opportunities Fund 9,248,020  – – – 19,671,473  8,529,314  –  – 28,919,493  8,529,314
Small/Mid Cap Fund 7,356  2,188 – – –  –  –  – 7,356 2,188
Small Company Fund 2,636,960  3,399,868 – – 645,000  9,467,589  –  – 3,281,960  12,867,457

Notes to Financial Statements
September 30, 2021
(Unaudited)
Semi-Annual Report 2021

*
Net ordinary income consists of net taxable income derived from dividends, interest, and net short-term capital gains, if any.
**
The Funds designated as long-term dividend, pursuant to the Internal Revenue code section 852(b)(3), the amount necessary to reduce earnings and profits of the Funds related to net capital gains to zero for the fiscal year ended March 31, 2020 and March 31, 2021. Equalization debits included in the long term distributions were
$475,000 for Growth Opportunities Fund and included in ordinary income were $475,000 for Small Company Fund, for the year ended March 31, 2020. Equalization debits included in the long term distributions were $1,830,000 and $645,000 for Growth Opportunities Fund and Small Company Fund, respectively, for the year ended
March 31, 2021.
***
Total distributions paid may differ from the Statements of Changes in Net Assets because distributions are recognized when actually paid for tax purposes.
At March 31, 2021, the following Funds had net capital loss carryforwards available for U.S. federal income tax purposes to offset future net realized capital gains. Details of the capital loss carryforwards are listed in the table below.
During the year ended March 31, 2021, the following Funds utilized capital loss carryforwards to offset capital gains amounting to:
Under current tax law, certain capital losses realized after October 31, and certain ordinary losses realized after December 31 but before the end of the fiscal year ("Post-October losses" and “Late Year Losses”, respectively) may be deferred and treated as occurring on the first business day of the following fiscal year. For the year ended March 31, 2021, the Funds had no deferred losses.
The Funds comply with FASB ASC Topic 740, “Income Taxes”. FASB ASC Topic 740 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FASB ASC Topic 740 requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing each Fund’s tax return to determine whether it is more-likely-than-not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Funds with tax positions not deemed to meet the "more-likely-than-not" threshold would be required to record a tax expense in the current year. Management completed an evaluation of the Funds’ tax positions and based on that evaluation, determined that no tax liability resulted from unrecognized tax benefits related to uncertain tax positions and therefore no provision for federal income tax was required in the
Funds’ financial statements for the year ended March 31, 2021. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations, as incurred. During the period, the Funds did not incur any interest or penalties.
7. Subsequent Events
Management has evaluated subsequent events for the Funds through the date the financial statements are issued, and has concluded that were no events that require adjustments to the financial statements or disclosure in the notes.
No Expiration
Short Term Long Term Total
Short-Intermediate Bond Fund $ 343,519 $ 1,767,821 $ 2,111,340
Income Fund 761,688 584,951 1,346,639
Fund
Short-Intermediate Bond Fund $ 279,705
Income Fund 1,747,381
Nebraska Tax-Free Fund 181,860
Small/Mid Cap Fund 60,472

Additional Fund Information
September 30, 2021
(Unaudited)
Semi-Annual Report 2021

Liquidity Risk Management Program
The Funds have adopted and implemented a written liquidity risk management program, as required by Rule22e-4 (the “Liquidity Rule”) under the Investment
Company Act of 1940, as amended. The liquidity risk management program is reasonably designed to assess and manage each Fund’s liquidity risk, taking into consideration, among other factors, each Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings and access to other funding sources.
The Board approved the formation of a Liquidity Committee to serve as the administrator of the liquidity risk management program (the “Program
Administrator”). The Program Administrator is responsible for the administration and oversight of the program and for reporting to the Board on at least an annual basis regarding, among other things, the program’s operation, adequacy, and effectiveness. The Program Administrator assessed each Fund’s liquidity risk profile based on information gathered for the period April 1, 2020 through March 31, 2021 in order to prepare a written report to the Board for review at its meeting held on May 26, 2021.
The Program Administrator’s report stated that: (i) each Fund is able to meet redemptions in normal and reasonably foreseeable stressed conditions and without significant dilution of remaining shareholders’ interests in the Fund; (ii) each Fund’s strategy is appropriate for an open-end mutual fund; (iii) the liquidity classification determinations regarding each Fund’s portfolio investments, which take into account a variety of factors and may incorporate analysis from one or more third-party data vendors, remained appropriate; (iv) the Funds did not approach the internal triggers set forth in the liquidity risk management program or the regulatory percentage limitation (15%) on holdings in illiquid investments; (v) it continues to be appropriate to not set a “highly liquid investment minimum” for the Funds because the Funds primarily hold “highly liquid investments”; and (vi) the liquidity risk management program remains reasonably designed and adequately implemented to prevent violations of the Liquidity Rule. No significant liquidity events impacting the Funds were noted in the report.
Proxy Voting Policy
Information regarding the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-662-4203. The information also is included in the Company’s Statement of Additional Information, which is available on the Funds' website at www.tributaryfunds.com and on the Securities and Exchange Commission’s (the "SEC") website at www.sec.gov.
Information relating to how each Fund voted proxies relating to portfolio securities held during the most recent twelve months ended June 30 is available without charge, upon request, by writing to the Company at P.O. Box 219022, Kansas City, Missouri, 64141-6002, by calling 1-800-662-4203 and on the
SEC’s website at www.sec.gov.
Quarterly Holdings
The Company files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available free of charge on the SEC’s website at www.sec.gov.
Table of Shareholder Expenses
As a shareholder of the Funds , you incur ongoing costs, including management fees, shareholder servicing fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2021, through September
30, 2021.
Actual Expenses – The first set of columns next to each Fund of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first set of columns under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes – The second line set of columns next to each Fund of the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5%
hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second set of columns of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Additional Fund Information
September 30, 2021
(Unaudited)
Semi-Annual Report 2021

Expenses Using Actual Fund Return
Expenses Using Hypothetical 5% Return
Beginning
Account
Value
4/1/21
Ending
Account
Value
9/30/21
Expense
Paid
During
Period*
Expense
Ratio
During
Period*
Beginning
Account
Value
4/1/21
Ending
Account
Value
9/30/21
Expenses
Paid
During
Period*
Expense
Ratio
During
Period*
Short-Intermediate Bond Fund
Institutional Class
$ 1,000.00 $ 1,003.82 $ 3.42 0.68% $ 1,000.00 $ 1,021.66 $ 3.45 0.68%
Institutional Plus Class
1,000.00 1,004.78 2.46 0.49 1,000.00 1,022.61 2.48 0.49
Income Fund
Institutional Class
$ 1,000.00 $ 1,020.30 $ 3.90 0.77% $ 1,000.00 $ 1,021.21 $ 3.90 0.77%
Institutional Plus Class
1,000.00 1,021.47 2.74 0.54 1,000.00 1,022.36 2.74 0.54
Nebraska Tax-Free Fund
Institutional Plus Class
$ 1,000.00 $ 1,004.80 $ 2.26 0.45% $ 1,000.00 $ 1,022.81 $ 2.28 0.45%
Balanced Fund
Institutional Class
$ 1,000.00 $ 1,058.55 $ 5.26 1.02% $ 1,000.00 $ 1,019.95 $ 5.16 1.02%
Institutional Plus Class
1,000.00 1,059.05 4.28 0.83 1,000.00 1,020.91 4.20 0.83
Growth Opportunities Fund
Institutional Class
$ 1,000.00 $ 1,065.77 $ 5.59 1.08% $ 1,000.00 $ 1,019.65 $ 5.47 1.08%
Institutional Plus Class
1,000.00 1,066.64 4.61 0.89 1,000.00 1,020.61 4.51 0.89
Small/Mid Cap Fund
Institutional Class
$ 1,000.00 $ 1,064.36 $ 6.21 1.20% $ 1,000.00 $ 1,019.05 $ 6.07 1.20%
Institutional Plus Class
1,000.00 1,065.66 4.92 0.95 1,000.00 1,020.31 4.81 0.95
Small Company Fund
Institutional Class
$ 1,000.00 $ 1,041.06 $ 6.04 1.18% $ 1,000.00 $ 1,019.15 $ 5.97 1.18%
Institutional Plus Class
1,000.00 1,042.32 4.86 0.95 1,000.00 1,020.31 4.81 0.95
* Expenses are equal to each Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (183) divided by 365 to reflect the half-year period.

Investment Advisory Agreement Approval
September 30, 2021
(Unaudited)
Semi-Annual Report 2021

Review and Approval of the Funds’ Advisory and Sub-Advisory Agreements
On May 26, 2021, the Board of Directors (the “Board”) of Tributary Funds, Inc. (the “Funds”), including all of the Directors who are not parties to any of the investment advisory or sub-advisory agreements for the Company or “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”), of any party to such agreements (the “Independent Directors”) voted to continue (i) the Investment Advisory Agreement dated May
3, 2010, as amended (“Investment Advisory Agreement”), between the Funds and Tributary Capital Management, LLC (“Tributary”), the investment adviser to the Funds, and (ii) the Investment Sub-Advisory Agreement dated November 17, 2011, as amended (“Investment Sub-Advisory Agreement”), between
Tributary and First National Fund Advisers (“FNA”) with respect to the Tributary Balanced Fund, Tributary Growth Opportunities Fund, Tributary Income
Fund, Tributary Short-Intermediate Bond Fund and the Tributary Nebraska Tax-Free Fund (collectively, the “FNA Funds”).
Tributary Capital Management, LLC
In its deliberations, the Board did not identify any single piece of information that was controlling or determinative for its decision respecting the investment agreement with Tributary. However, the following are the Board’s conclusions respecting the material factors the Board considered when approving the continuance of the investment advisory agreement with Tributary.
Nature, Extent, and Quality of Services to be Provided.
The Board received and considered information pertaining to the nature, extent, and quality of services to be provided to the Funds by Tributary under the Investment Advisory Agreement. The Board reviewed biographical information for each portfolio manager to be employed by Tributary who would be providing services under the Investment Advisory Agreement and noted the breadth and depth of their experience, as well as the methods of determining compensation for the Funds’ portfolio managers. The Board carefully evaluated the nature, extent, and quality of Tributary’s advisory services. The Board also evaluated Tributary’s organizational structure and resources, noting that Tributary was a wholly owned subsidiary of First National Bank of Omaha. The Board requested and evaluated Tributary’s current Form ADV. Based on Tributary’s income statement and statement of financial condition for the twelve-months ended December 31, 2020, the Board concluded that Tributary would be sufficiently capitalized to satisfy its obligations to the Funds. The Board also noted
the historic financial stability of FNBO and its parent company as it relates to the operation of Tributary. After reviewing the foregoing information and further information in Tributary’s responses, including Tributary’s overall business and clients, descriptions of Tributary’s trading and brokerage practices,
Tributary’s coordination of certain intermediary agreements and certain revenue sharing arrangements, and its cyber security and disaster recovery plans, the
Board concluded that, in light of all the facts and circumstances, the nature, extent, and quality of the services to be provided by Tributary were satisfactory and adequate for the Funds.
Investment Performance.
The Board recognized that the investment objective and principal investment strategies of the Funds are expected to continue substantially unchanged under
Tributary’s Investment Advisory Agreement. It was noted that the portfolio management team at Tributary currently managing the Funds would continue to manage the Funds. The Board reviewed the Lipper and Morningstar “peer groups” as an appropriate benchmark for evaluating the performance to be achieved by Tributary for the Funds, and also considered the performance of the Small Company Fund and Small/Mid-Cap Fund as compared to their respective broad-
based securities market indices.
The Board observed that the Small Company Fund underperformed each of its Lipper peer group average and its Morningstar peer group average for the one-, three-, five-, and 10-year periods ended March 31, 2021. The Board also observed that the Small Company Fund underperformed the Russell 2000® Index and Russell 2000® Value Index over the one-, three-, five-, and 10-year periods ended March 31, 2021. The Board considered Tributary’s explanation regarding the Small Company Fund’s relative performance, including the factors contributing to and detracting from performance relative to the peers and indices. The
Board also evaluated the Small Company Fund’s performance as compared to certain accounts managed by Tributary with comparable investment strategies.
The Board noted that the Small/Mid-Cap Fund commenced operations on August 1, 2019 and, as such, long term performance is unavailable. The Board observed that the Small/Mid-Cap Fund underperformed its Morningstar peer group average for the one-year period ended March 31, 2021, and performed in line with the average of its Lipper peer group for the one-year period ended March 31, 2021. The Board also observed that the Small/Mid-Cap Fund underperformed both the Russell 2500® Index and Russell 2500® Value Index for the one-year period ended March 31, 2021. The Board considered
Tributary’s explanation regarding the Small/Mid-Cap Fund’s relative performance, including the factors contributing to and detracting from performance relative to the peers and indices. The Board also considered the Small/Mid-Cap Fund’s performance as compared to certain accounts managed by Tributary with comparable investment strategies.
The Board noted that the performance data for the Balanced Fund, Growth Opportunities Fund, Income Fund, Short-Intermediate Bond Fund and Nebraska
Tax-Free Fund, which Tributary advises, will be next discussed during the review of FNA, the sub-adviser to those Funds.
After reviewing and further discussing the performance of the Funds, Tributary’s portfolio managers’ experience managing the Funds, and Tributary’s historical investment performance, and other relevant factors, the Board concluded that the shareholders of the Funds could benefit from Tributary’s continued
management of the Funds and that the performance of the Funds was reasonable in light of all the facts and circumstances.
Cost of Services Provided and Profitability.
The Board reviewed Tributary’s current advisory fee in relation to the nature, extent, and quality of services to be provided by Tributary. The Board noted that the Funds’ advisory fees and expense ratios were within the range of advisory fees and expense ratios of funds in their respective Lipper peer group. The Board

Investment Advisory Agreement Approval
September 30, 2021
(Unaudited)
Semi-Annual Report 2021

noted that the advisory fees charged by Tributary to each of the Funds would remain the same, although Tributary proposed a reduction in the expense caps for the Tributary Income Fund and Tributary Balanced Fund effective August 1, 2021.
With respect to the Small Company Fund, the Board considered that although the total expense ratio is slightly higher than the median of its Lipper peer group, the advisory fee was in line with its Lipper peer group and noted the Adviser’s representation that the advisory fee and total expense ratio were believed to be within a reasonable range of the Lipper peer group averages. The Board observed that the Small Company Fund’s expense cap was lowered August 1,
2020 and considered the Adviser’s representation that overall expenses for Small Company Fund shareholders were believed to be competitive. The Board also considered advisory fees paid to Tributary for management of certain accounts with investment policies similar to that of the Small Company Fund, which advisory fees were lower than the advisory fees paid by the Fund. However, the Board noted certain distinguishing factors in the compensation arrangements, including that Tributary subsidizes certain intermediary expenses on behalf of the Fund, which payments are not made with respect to such other accounts.
With respect to the Small/Mid-Cap Fund, the Board observed that the advisory fee and total expense ratio were lower than its Lipper peer group averages. The
Board noted the Adviser’s representation that there were limitations inherent in a direct comparison of the Small/Mid-Cap Fund to its Lipper peers due to the relatively small size of the Small/Mid-Cap Fund. The Board also noted that the Expense Waiver Agreement in place for the Small/Mid-Cap Fund could allow for overall expenses for Small/Mid-Cap Fund shareholders to remain competitive, and that the Adviser was currently subsidizing the Small/Mid-Cap Fund’s operations in view of the Small/Mid-Cap Fund’s relatively low assets and the Adviser’s obligations under the Expense Waiver Agreement.
The Board considered Tributary’s profitability with respect to advisory services provided to the Funds. Based on the foregoing, among other relevant considerations, the Board concluded that the fees to be paid to Tributary, the costs of the services to be provided, and the profits that may be realized by
Tributary, in light of all the facts and circumstances, were fair and reasonable in relation to the nature and quality of the services provided by Tributary and that they reflected charges within a range of what could have been negotiated at arm’s length.
Economies of Scale.
The Board considered whether the Funds could benefit from any economies of scale. In this regard, the Board considered the Funds’ fee structures, asset sizes, net expense ratios, and the fees of comparable advisers, recognizing that an analysis of economies of scale is most relevant when a fund has achieved a substantial size and has growing assets and that, if a fund’s assets are stable or decreasing, the significance of economies of scale may be reduced. Noting the relatively stable asset levels in the Funds, the Board did not consider break-points in advisory fees as appropriate at this time, noting that economies of scale could be achieved through break-points at higher Fund asset levels. The Board discussed with Tributary appropriate assets levels at which any break-points in advisory fees may be considered. Currently, fee waivers are in place with both Tributary and FNA in order to maintain expenses at competitive levels.
Other Considerations.
The Board also identified and considered benefits that could be anticipated to accrue to Tributary because of its relationship with the Funds, including accessibility of the Funds’ investment strategy through other accounts managed by Tributary, as well as certain soft-dollar and research benefits. Tributary also serves as co-administrator to the Funds under a Co-Administration Agreement, pursuant to which Tributary receives a monthly fee from the Funds.
Legal Considerations.
The Board noted that it was not aware of any pending or anticipated legal proceedings or investigations involving Tributary.
Based on the Board’s deliberations and its evaluation of the information described above, the Board unanimously, including all of its Independent Directors concluded (a) that the terms of the Investment Advisory Agreement are fair and reasonable; and (b) that fees under the Investment Advisory Agreement are reasonable in light of the services that Tributary will provide to the Funds.
First National Advisers
In its deliberations, the Board did not identify any single piece of information that was controlling or determinative for its decision respecting the investment sub-advisory agreement with FNA. However, the following are the Board’s conclusions respecting the material factors the Board considered when approving the continuance of the investment sub-advisory agreement with FNA.
Nature, Extent, and Quality of Services to be Provided.
The Board received and considered information pertaining to the nature, extent, and quality of services to be provided to the FNA Funds under FNA’s
Investment Sub-Advisory Agreement. The Board reviewed biographical information for each portfolio manager to be employed by FNA who would continue providing services under the Investment Sub-Advisory Agreement and noted the breadth and depth of their experience, as well as the methods of determining compensation for the Funds’ portfolio managers. The Board carefully evaluated the nature, extent and quality of FNA’s advisory services, including its services as sub-adviser to Tributary on behalf of the FNA Funds. The Board also evaluated FNA’s organizational structure and resources, which the Board noted were consistent with those of Tributary. The Board requested and evaluated FNA’s current Form ADV. The Board concluded, based on the materials reviewed, that
FNA would be sufficiently capitalized to satisfy its obligations to the FNA Funds. The Board also noted the historical financial stability of FNBO, FNA’s parent company, as it relates to the operations of FNA. After reviewing the foregoing information and further information in FNA’s responses, including descriptions of FNA’s overall business and clients, its trading and brokerage practices, and its cyber security and disaster recovery plans, the Board concluded that, in light of all the facts and circumstances, the nature, extent, and quality of the services to be provided by FNA were satisfactory and adequate for the FNA Funds.

Investment Advisory Agreement Approval
September 30, 2021
(Unaudited)
Semi-Annual Report 2021

Investment Performance.
The Board recognized that the investment objective and principal investment strategies of the FNA Funds are expected to continue unchanged under FNA’s
Investment Sub-Advisory Agreement. It was noted that the portfolio management teams at FNA currently managing the FNA Funds would continue to manage the FNA Funds. The Board reviewed the Lipper and Morningstar “peer groups” as an appropriate benchmark for evaluating the performance to be achieved by FNA for the FNA Funds. The Board noted that each of the FNA Funds’ performance for the Institutional Plus Class outperformed some comparable funds and underperformed others within the Lipper peer group. The Board also considered the performance of the Short-Intermediate Bond Fund,
Income Fund and the Growth Opportunities Fund as compared to certain accounts managed by FNA with comparable investment strategies.
With respect to the Balanced Fund, the Board observed that the Fund underperformed its Lipper peer group average during the one- and five-year periods ended March 31, 2021, and outperformed its Lipper peer group average for the three- and ten-year periods ended March 31, 2021. The Board observed that the
Balanced Fund underperformed its Morningstar peer group average for the one-year period ended March 31, 2021 and outperformed its Morningstar peer group average over the three-, five-, and ten-year periods ended March 31, 2021. The Board also observed that the Balanced Fund underperformed its composite index,
60% of which is comprised of the Russell 3000 Index and 40% of which is comprised of the Barclays U.S. Intermediate Government/Credit Index, during the one-, three-, five-, and 10-year periods ended March 31, 2021.
With respect to the Growth Opportunities Fund, the Board observed that, although the Fund underperformed each of its Lipper peer group and Morningstar peer group averages during the one-, three-, five-, and ten-year periods ended March 31, 2021, the Fund’s performance was within a reasonable range of each peer group average. The Board also observed that, although the Growth Opportunities Fund underperformed the Russell Midcap Growth Index during the one-, three-, five-, and ten-year periods ended March 31, 2021, the Fund’s performance was within a reasonable range of the index.
With respect to the Income Fund, the Board observed that the Fund underperformed its Lipper peer group average during the one-, three-, five-year, and ten-
year periods ended March 31, 2021. The Board also observed that the Income Fund underperformed its Morningstar peer group average during the one- and three- year periods ended March 31, 2021 and outperformed its Morningstar peer group average during the five- and ten-year periods ended March 31, 2021.
The Board further observed that the Income Fund outperformed the Bloomberg Barclays U.S. Aggregate Bond Index during the one-, five-, and ten-year periods ended March 31, 2021 and underperformed the Bloomberg Barclays U.S. Aggregate Bond Index during the three-year period ended March 31, 2021.
With respect to the Short-Intermediate Bond Fund, the Board observed that, although the Fund underperformed its Lipper peer group average during the one-, three-, five-, and ten-year periods ended March 31, 2021, the Fund’s performance was within a reasonable range of the Lipper peer group average. The Board also observed that, although the Short-Intermediate Bond Fund underperformed its Morningstar peer group average during the one-, three-, and five-year periods ended March 31, 2021, the Fund’s performance over those periods was within a reasonable range of the Morningstar peer group average. The Board further observed that the Short-Intermediate Bond Fund outperformed its Morningstar peer group average during the ten-year period ended March 31, 2021.
The Board further observed that the Short-Intermediate Bond Fund outperformed the Barclays U.S. Government/Credit 1-3 Year Index during the one-, three-, five-, and ten-year periods ended March 31, 2021. The Board noted the benchmark index for the Short-Intermediate Bond Fund was changed from the Barclays
U.S Government/Credit 1-5 Year Index to the Barclays U.S. Government/Credit 1-3 Year Index in May 2020. In that regard, the Board also observed that the
Short-Intermediate Bond Fund outperformed the Barclays U.S Government/Credit 1-5 Year Index over the one-, five-, and 10-year periods ended March 31,
2021 and underperformed the Barclays U.S Government/Credit 1-5 Year Index for the three-year period ended March 31, 2021.
With respect to the Nebraska Tax-Free Fund, the Board observed that the Fund underperformed its Lipper peer group average during the one-year period ended March 31, 2021 and outperformed its Lipper peer group averages during the three-, five-, and 10-year periods ended March 31, 2021. The Board also observed that the Nebraska Tax-Free Fund underperformed its Morningstar peer group average during the one- and 10-year periods ended March 31, 2021 and outperformed the Morningstar peer group averages during the three- and five-year periods ended March 31, 2021. The Board also observed that the Nebraska
Tax-Free Fund underperformed the Bloomberg Barclays 1-15 Year Municipal Index during the one-, three-, five-, and 10-year periods ended March 31, 2021.
The Board also considered Tributary’s recommendation that the Board approve the continuance of FNA’s Investment Sub-Advisory Agreement with respect to the FNA Funds.
After reviewing and further discussing the performance of the FNA Funds, FNA’s portfolio managers’ experience managing the FNA Funds, FNA’s historical investment performance, and other relevant factors, and after considering Tributary’s recommendation that the Board approve the continuance of FNA’s
Investment Sub-Advisory Agreement with respect to the FNA Funds, the Board concluded that the shareholders of the FNA Funds could benefit from FNA’s continued management of the FNA Funds and that the performance of the FNA Funds was reasonable in light of all the facts and circumstances.
Cost of Services Provided and Profitability.
The Board reviewed the rate of FNA’s sub-advisory fees in relation to the nature, extent, and quality of services to be provided by FNA. The Board noted the
FNA Fund’s advisory fees and expense ratios were within the range of advisory fees and expense ratios of funds in their respective Lipper peer group. The Board noted that the fees charged by FNA would remain the same and that Tributary – not the FNA Funds – would pay the sub-advisory fees to FNA.
With respect to the Balanced Fund, the Board observed that the advisory fee and total expense ratio with respect to its Institutional Plus Class were each slightly lower than its Lipper peer group averages and noted Tributary’s proposal to further reduce the contractual expense cap in place for the Fund.
With respect to the Growth Opportunities Fund, the Board observed that the advisory fee with respect to its Institutional Plus Class was in line with its Lipper peer group average, while the total expense ratio with respect to the Fund’s Institutional Plus Class was lower than its Lipper peer group average.

Investment Advisory Agreement Approval
September 30, 2021
(Unaudited)
Semi-Annual Report 2021

With respect to the Income Fund, the Board observed that the advisory fee and total expense ratio with respect to its Institutional Plus Class were each lower than its Lipper peer group averages and noted Tributary’s proposal to further reduce the contractual expense cap in place for the Fund.
With respect to the Short-Intermediate Bond Fund, the Board observed that the advisory fee with respect to its Institutional Plus Class was higher than its
Lipper peer group average, while the total expense ratio with respect to the Fund’s Institutional Plus Class was lower than its Lipper peer group average.
With respect to the Nebraska Tax-Free Fund, the Board observed that each of the advisory fee and total expense ratio with respect to its Institutional Plus Class was lower than its Lipper peer group averages.
The Board considered that the Expense Waiver Agreement allows for overall expenses for Fund shareholders to remain competitive. The Board considered also the Adviser’s representation that the expense caps for the Income Fund and Balanced Fund were being lowered, effective August 1, 2021, which would allow for overall expenses for the Income Fund and Balanced Fund shareholders to remain competitive. Based on the foregoing, the Board concluded that the fees to be paid to Tributary and FNA, the costs of the services to be provided, and the profits that may be realized by Tributary and FNA, in light of all the facts and circumstances, were fair and reasonable in relation to the nature and quality of the services provided by Tributary and FNA and that they reflected charges within a range of what could have been negotiated at arm’s length.
Economies of Scale.
The Board did not consider break-points in sub-advisory fees as appropriate at this time, noting that the sub-advisory fees were paid directly by Tributary and not the FNA Funds such that any breakpoints in the sub-advisory fee would inure to the benefit of Tributary. The Board further noted that currently, fee waivers are in place with both Tributary and FNA in order to maintain expenses at competitive levels.
Other Considerations.
The Board also identified and considered benefits that could be anticipated to accrue to FNA because of its relationship with the FNA Funds, including soft dollar and research benefits.
Legal Considerations.
The Board noted that it was not aware of any pending or anticipated legal proceedings or investigations involving FNA.
Based on the Board’s deliberations and its evaluation of the information described above, the Board unanimously, including all of its Independent Directors, concluded (a) that the terms of FNA’s Investment Sub-Advisory Agreement are fair and reasonable; and (b) that FNA’s fees under the Investment Sub-Advisory
Agreement are reasonable in light of the services that FNA provided to the FNA Funds.

TF-SAR-0921
Investment Adviser
Tributary Capital Management, LLC
1620 Dodge Street, Stop 1089
Omaha, Nebraska 68197
Investment Sub-Adviser
(Short-Intermediate Bond Fund,
Income Fund, Nebraska Tax-Free
Fund, Balanced Fund and Growth
Opportunities Fund only)
First National Advisers
205 West Oak Street, 3rd Floor
Fort Collins, Colorado 80521
Custodian
U.S. Bank, N.A.
1155 N. Rivercenter Dr.
MK-WI-S302
Milwaukee, WI 53212
Co-Administrators
Apex Fund Services
Three Canal Plaza
Portland, Maine 04101
Tributary Capital Management, LLC
1620 Dodge Street, Stop 1089
Omaha, Nebraska 68197
Distributor
Northern Lights Distributors, LLC
4221 North 203rd Street, Suite 100
Elkhorn, Nebraska 68022
Legal Counsel
Husch Blackwell LLP
13330 California Street, Suite 200
Omaha, Nebraska 68154
Compliance Services
Foreside Fund Officer Services, LLC
690 Taylor Road, Suite 210
Gahanna, Ohio 43230
This report has been prepared for the general information
of Tributary Funds’ shareholders. It is not authorized for
distribution to prospective investors unless accompanied
or preceded by an effective Tributary Funds’ prospectus.
The prospectus contains more complete information about
Tributary Funds’ investment objectives, management
fees and expenses, risks and operating policies. Please
read the prospectus carefully before investing or sending
money.
For more information
call 1-800-662-4203
or write to:
Tributary Funds Service Center
P.O. Box 219022
Kansas City, Missouri 64121-9022
or go to:
www.tributaryfunds.com
or email:
ClientServices@tributarycapital.com

ITEM 2. CODE OF ETHICS.
Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.

ITEM 6. INVESTMENTS.

(a)

Included as part of the report to shareholders under Item 1.
(b)

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Directors since the registrant last disclosed such procedures.

ITEM 11. CONTROLS AND PROCEDURES
(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report.
 (b) There were no changes in the Registrant’s internal control over financial reporting (as defined in
Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES
Not applicable.

ITEM 13. EXHIBITS.

(a)(1) Not applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) of the Act, and Section 302 of the Sarbanes-Oxley Act of 2002.

(a)(3)  Not applicable.

(b)      Certifications pursuant to Rule 30a-2(b) of the Act, and Section 906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant              Tributary Funds, Inc.

By	/s/ Karen Shaw
Karen Shaw Treasurer

Date	November 19, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ Stephen C. Wade
Stephen C. Wade President

Date	November 19, 2021

By	/s/ Karen Shaw
Karen Shaw Treasurer

Date	November 19, 2021